UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-7205

Variable Insurance Products Fund III
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2013

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Growth & Income Portfolio

September 30, 2013

1.808773.109

VIPGI-QTLY-1113

Investments September 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value
CONSUMER DISCRETIONARY - 10.1%
Automobiles - 0.5%
Ford Motor Co.	252,548	$ 4,260,485
Distributors - 0.1%
LKQ Corp. (a)	35,812	1,140,970
Diversified Consumer Services - 0.3%
H&R Block, Inc.	101,992	2,719,107
Hotels, Restaurants & Leisure - 1.5%
Arcos Dorados Holdings, Inc. Class A	30,000	355,500
Darden Restaurants, Inc.	21,455	993,152
McDonald's Corp.	79,209	7,620,698
Wyndham Worldwide Corp.	7,900	481,663
Yum! Brands, Inc.	67,851	4,843,883
		14,294,896
Internet & Catalog Retail - 0.0%
Expedia, Inc.	6,100	315,919
Leisure Equipment & Products - 0.3%
Mattel, Inc.	72,857	3,049,794
Media - 3.1%
Comcast Corp. Class A (special) (non-vtg.)	375,171	16,271,166
Scripps Networks Interactive, Inc. Class A	12,355	965,049
Time Warner, Inc.	189,877	12,495,805
		29,732,020
Multiline Retail - 1.9%
Kohl's Corp.	34,894	1,805,765
Target Corp.	262,590	16,800,508
		18,606,273
Specialty Retail - 1.9%
American Eagle Outfitters, Inc.	44,589	623,800
H&M Hennes & Mauritz AB (B Shares)	28,922	1,256,030
Lowe's Companies, Inc.	310,326	14,774,621
Staples, Inc.	86,639	1,269,261
		17,923,712
Textiles, Apparel & Luxury Goods - 0.5%
adidas AG	11,300	1,225,728
Coach, Inc.	20,573	1,121,846
Li & Fung Ltd.	1,366,000	1,986,679
		4,334,253
TOTAL CONSUMER DISCRETIONARY		96,377,429
CONSUMER STAPLES - 11.2%
Beverages - 2.8%
C&C Group PLC	53,300	287,779
Coca-Cola Enterprises, Inc.	3,100	124,651
Molson Coors Brewing Co. Class B	43,991	2,205,269
PepsiCo, Inc.	102,710	8,165,445
Remy Cointreau SA	12,300	1,310,737

	Shares	Value
SABMiller PLC	32,700	$ 1,664,107
The Coca-Cola Co.	337,237	12,774,538
		26,532,526
Food & Staples Retailing - 2.1%
CVS Caremark Corp.	83,164	4,719,557
Jeronimo Martins SGPS SA	12,300	252,596
Sysco Corp.	37,792	1,202,919
Walgreen Co.	263,723	14,188,297
		20,363,369
Food Products - 1.0%
Danone SA	41,138	3,096,563
Kellogg Co.	103,229	6,062,639
Mead Johnson Nutrition Co. Class A	11,400	846,564
		10,005,766
Household Products - 2.7%
Kimberly-Clark Corp.	75,941	7,155,161
Procter & Gamble Co.	242,150	18,304,119
Svenska Cellulosa AB (SCA) (B Shares)	7,500	189,055
		25,648,335
Personal Products - 0.0%
Oriflame Cosmetics SA SDR (d)	5,900	187,465
Tobacco - 2.6%
British American Tobacco PLC sponsored ADR	131,694	13,847,624
Lorillard, Inc.	188,997	8,463,286
Philip Morris International, Inc.	31,334	2,713,211
		25,024,121
TOTAL CONSUMER STAPLES		107,761,582
ENERGY - 12.1%
Energy Equipment & Services - 1.2%
Ensco PLC Class A	41,536	2,232,560
Halliburton Co.	92,712	4,464,083
Schlumberger Ltd.	61,047	5,394,113
		12,090,756
Oil, Gas & Consumable Fuels - 10.9%
Access Midstream Partners LP	32,338	1,562,249
Apache Corp.	69,808	5,943,453
Atlas Pipeline Partners LP	85,446	3,315,305
BG Group PLC	138,107	2,639,379
BP PLC sponsored ADR	22,925	963,538
Canadian Natural Resources Ltd. (d)	206,050	6,475,257
Chevron Corp.	201,134	24,437,781
ENI SpA	43,200	993,089
Exxon Mobil Corp.	75,782	6,520,283
Imperial Oil Ltd.	15,400	676,222
Magellan Midstream Partners LP	4,225	238,417
Markwest Energy Partners LP	76,512	5,526,462
Occidental Petroleum Corp.	208,195	19,474,560
Peabody Energy Corp.	17,613	303,824
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Royal Dutch Shell PLC Class A (United Kingdom)	217,099	$ 7,156,785
Suncor Energy, Inc.	261,360	9,345,069
The Williams Companies, Inc.	220,918	8,032,578
Western Gas Partners LP	9,200	553,196
		104,157,447
TOTAL ENERGY		116,248,203
FINANCIALS - 18.9%
Capital Markets - 3.4%
Ashmore Group PLC	162,535	1,026,988
Charles Schwab Corp.	431,404	9,119,881
Greenhill & Co., Inc.	9,470	472,364
KKR & Co. LP	184,952	3,806,312
Morgan Stanley	297,783	8,025,252
Northern Trust Corp.	75,743	4,119,662
State Street Corp.	76,959	5,060,054
UBS AG	67,222	1,377,744
		33,008,257
Commercial Banks - 5.3%
BNP Paribas SA	12,200	825,239
Comerica, Inc.	105,075	4,130,498
Erste Group Bank AG	32,550	1,028,664
Nordea Bank AB	78,200	943,019
PNC Financial Services Group, Inc.	106,872	7,742,876
Standard Chartered PLC (United Kingdom)	180,705	4,332,567
SunTrust Banks, Inc.	52,764	1,710,609
U.S. Bancorp	267,908	9,800,075
Wells Fargo & Co.	478,847	19,785,958
		50,299,505
Consumer Finance - 0.2%
SLM Corp.	75,871	1,889,188
Diversified Financial Services - 7.4%
Bank of America Corp.	823,548	11,364,962
Citigroup, Inc.	399,004	19,355,684
JPMorgan Chase & Co.	689,511	35,640,815
KKR Financial Holdings LLC	280,132	2,893,764
NYSE Euronext	27,244	1,143,703
The NASDAQ Stock Market, Inc.	28,830	925,155
		71,324,083
Insurance - 1.8%
AFLAC, Inc.	10,045	622,690
Arthur J. Gallagher & Co.	20,600	899,190
Marsh & McLennan Companies, Inc.	30,737	1,338,596
MetLife, Inc.	241,139	11,321,495
MetLife, Inc. unit	50,200	1,439,234

	Shares	Value
Prudential Financial, Inc.	16,986	$ 1,324,568
The Travelers Companies, Inc.	2,400	203,448
		17,149,221
Real Estate Investment Trusts - 0.4%
BioMed Realty Trust, Inc.	34,255	636,800
Sun Communities, Inc.	77,069	3,284,681
		3,921,481
Real Estate Management & Development - 0.1%
Beazer Pre-Owned Rental Homes, Inc. (a)(e)	35,800	736,764
Thrifts & Mortgage Finance - 0.3%
Radian Group, Inc.	217,050	3,023,507
TOTAL FINANCIALS		181,352,006
HEALTH CARE - 12.2%
Biotechnology - 0.8%
Amgen, Inc.	71,704	8,026,546
Health Care Equipment & Supplies - 1.2%
Abbott Laboratories	44,997	1,493,450
Baxter International, Inc.	9,800	643,762
ResMed, Inc. (d)	11,350	599,507
St. Jude Medical, Inc.	73,122	3,922,264
Stryker Corp.	45,753	3,092,445
Zimmer Holdings, Inc.	27,200	2,234,208
		11,985,636
Health Care Providers & Services - 3.2%
Aetna, Inc.	61,414	3,931,724
AmerisourceBergen Corp.	10,300	629,330
Fresenius Medical Care AG & Co. KGaA	14,000	910,210
McKesson Corp.	44,480	5,706,784
Patterson Companies, Inc.	16,250	653,250
Quest Diagnostics, Inc.	133,164	8,228,204
UnitedHealth Group, Inc.	91,067	6,521,308
WellPoint, Inc.	44,642	3,732,518
		30,313,328
Health Care Technology - 0.2%
Quality Systems, Inc.	83,518	1,814,846
Life Sciences Tools & Services - 0.3%
Lonza Group AG	29,879	2,444,901
Pharmaceuticals - 6.5%
AbbVie, Inc.	134,083	5,997,533
AstraZeneca PLC sponsored ADR	47,178	2,449,954
GlaxoSmithKline PLC sponsored ADR	170,934	8,575,759
Johnson & Johnson	168,859	14,638,387
Merck & Co., Inc.	376,137	17,907,883
Novartis AG sponsored ADR	55,332	4,244,518
Pfizer, Inc.	65,640	1,884,524
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Sanofi SA	37,199	$ 3,767,399
Teva Pharmaceutical Industries Ltd. sponsored ADR	66,838	2,525,140
		61,991,097
TOTAL HEALTH CARE		116,576,354
INDUSTRIALS - 11.3%
Aerospace & Defense - 2.2%
Honeywell International, Inc.	20,416	1,695,345
Rockwell Collins, Inc.	28,196	1,913,381
The Boeing Co.	91,017	10,694,498
United Technologies Corp.	59,687	6,435,452
		20,738,676
Air Freight & Logistics - 1.6%
C.H. Robinson Worldwide, Inc.	72,001	4,288,380
United Parcel Service, Inc. Class B	124,872	11,409,555
		15,697,935
Building Products - 0.0%
Fagerhult AB	3,460	99,062
Commercial Services & Supplies - 0.3%
KAR Auction Services, Inc.	52,200	1,472,562
Ritchie Brothers Auctioneers, Inc. (d)	52,360	1,054,266
		2,526,828
Electrical Equipment - 0.4%
Hubbell, Inc. Class B	30,579	3,202,844
Zumtobel AG	29,487	474,709
		3,677,553
Industrial Conglomerates - 3.0%
General Electric Co.	1,171,677	27,991,364
Siemens AG sponsored ADR	10,000	1,205,100
		29,196,464
Machinery - 1.0%
Andritz AG	8,946	525,918
Douglas Dynamics, Inc.	128,582	1,894,013
Ingersoll-Rand PLC	56,806	3,688,982
ITT Corp.	47,064	1,691,951
Pfeiffer Vacuum Technology AG	5,700	697,868
Xylem, Inc.	21,291	594,658
		9,093,390
Professional Services - 0.5%
Acacia Research Corp.	57,389	1,323,390
Amadeus Fire AG	6,744	439,302
Bureau Veritas SA	44,800	1,412,159
Dun & Bradstreet Corp.	7,676	797,153
Michael Page International PLC	153,759	1,225,435
		5,197,439
Road & Rail - 1.5%
CSX Corp.	335,047	8,624,110

	Shares	Value
J.B. Hunt Transport Services, Inc.	31,199	$ 2,275,343
Norfolk Southern Corp.	46,393	3,588,499
		14,487,952
Trading Companies & Distributors - 0.8%
Beacon Roofing Supply, Inc. (a)	13,201	486,721
Beijer (G&L) AG Series B	14,600	271,477
Brenntag AG	2,500	416,170
MSC Industrial Direct Co., Inc. Class A	35,304	2,871,980
W.W. Grainger, Inc.	11,955	3,128,743
Watsco, Inc.	4,521	426,195
		7,601,286
TOTAL INDUSTRIALS		108,316,585
INFORMATION TECHNOLOGY - 17.9%
Communications Equipment - 2.3%
Cisco Systems, Inc.	605,969	14,191,794
QUALCOMM, Inc.	119,961	8,080,573
		22,272,367
Computers & Peripherals - 3.8%
Apple, Inc.	71,761	34,212,057
EMC Corp.	79,550	2,033,298
		36,245,355
Internet Software & Services - 1.8%
Google, Inc. Class A (a)	19,189	16,807,837
IT Services - 5.5%
Accenture PLC Class A	18,953	1,395,699
Cognizant Technology Solutions Corp. Class A (a)	56,954	4,677,062
Fidelity National Information Services, Inc.	72,656	3,374,145
IBM Corp.	16,450	3,046,211
MasterCard, Inc. Class A	14,211	9,560,877
Paychex, Inc.	413,673	16,811,671
The Western Union Co.	275,099	5,133,347
Visa, Inc. Class A	47,594	9,095,213
		53,094,225
Semiconductors & Semiconductor Equipment - 1.4%
Altera Corp.	83,408	3,099,441
Analog Devices, Inc.	45,762	2,153,102
Applied Materials, Inc.	315,402	5,532,151
Broadcom Corp. Class A	54,460	1,416,505
Maxim Integrated Products, Inc.	35,100	1,045,980
		13,247,179
Software - 3.1%
Dassault Systemes SA	800	106,799
Microsoft Corp.	775,113	25,819,014
Oracle Corp.	103,417	3,430,342
		29,356,155
TOTAL INFORMATION TECHNOLOGY		171,023,118
Common Stocks - continued
	Shares	Value
MATERIALS - 2.2%
Chemicals - 1.9%
Airgas, Inc.	25,265	$ 2,679,353
E.I. du Pont de Nemours & Co.	50,908	2,981,172
FMC Corp.	26,459	1,897,639
Monsanto Co.	55,588	5,801,720
Potash Corp. of Saskatchewan, Inc.	26,200	819,283
Syngenta AG (Switzerland)	9,501	3,883,125
Tronox Ltd. Class A	8,200	200,654
		18,262,946
Metals & Mining - 0.3%
Freeport-McMoRan Copper & Gold, Inc.	21,600	714,528
Grupo Mexico SA de CV Series B	215,600	644,354
Southern Copper Corp.	50,555	1,377,118
		2,736,000
TOTAL MATERIALS		20,998,946
TELECOMMUNICATION SERVICES - 2.1%
Diversified Telecommunication Services - 1.3%
CenturyLink, Inc.	30,220	948,304
Verizon Communications, Inc.	249,557	11,644,330
		12,592,634
Wireless Telecommunication Services - 0.8%
Vodafone Group PLC sponsored ADR	203,429	7,156,632
TOTAL TELECOMMUNICATION SERVICES		19,749,266
UTILITIES - 1.0%
Electric Utilities - 0.7%
Ceske Energeticke Zavody A/S	10,300	266,352
Duke Energy Corp.	20,140	1,344,949
EDF SA	27,100	857,163
Hawaiian Electric Industries, Inc.	57,783	1,450,353
ITC Holdings Corp.	10,050	943,293
Northeast Utilities	14,563	600,724
PPL Corp.	32,719	994,003
		6,456,837
Multi-Utilities - 0.3%
E.ON AG	42,054	748,140
National Grid PLC	15,390	181,796
PG&E Corp.	17,525	717,123
Sempra Energy	21,091	1,805,390
		3,452,449
TOTAL UTILITIES		9,909,286
TOTAL COMMON STOCKS (Cost $725,925,233)		948,312,775
Convertible Preferred Stocks - 0.8%
	Shares	Value
HEALTH CARE - 0.7%
Health Care Equipment & Supplies - 0.7%
Alere, Inc. 3.00%	25,829	$ 6,702,626
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
United Technologies Corp. 7.50%	15,500	1,004,245
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $7,051,440)		7,706,871
Convertible Bonds - 0.2%
	Principal Amount
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Amyris, Inc. 3% 2/27/17	$ 793,000	555,417
Peabody Energy Corp. 4.75% 12/15/41	800,000	642,000
		1,197,417
HEALTH CARE - 0.1%
Health Care Equipment & Supplies - 0.1%
Volcano Corp. 1.75% 12/1/17	490,000	507,787
TOTAL CONVERTIBLE BONDS (Cost $1,864,466)		1,705,204
Money Market Funds - 0.5%
	Shares
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c) (Cost $4,730,400)	4,730,400	4,730,400
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $739,571,539)		962,455,250
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(4,460,039)
NET ASSETS - 100%		$ 957,995,211
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $736,764 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Beazer Pre-Owned Rental Homes, Inc.	5/3/12 - 10/23/12	$ 716,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,346
Fidelity Securities Lending Cash Central Fund	47,491
Total	$ 48,837
Other Information

The following is a summary of the inputs used, as of September 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 96,377,429	$ 96,377,429	$ -	$ -
Consumer Staples	107,761,582	107,761,582	-	-
Energy	116,248,203	108,098,329	8,149,874	-
Financials	181,352,006	177,798,264	2,816,978	736,764
Health Care	123,278,980	118,601,371	4,677,609	-
Industrials	109,320,830	109,320,830	-	-
Information Technology	171,023,118	171,023,118	-	-
Materials	20,998,946	17,115,821	3,883,125	-
Telecommunication Services	19,749,266	19,749,266	-	-
Utilities	9,909,286	9,727,490	181,796	-
Corporate Bonds	1,705,204	-	1,705,204	-
Money Market Funds	4,730,400	4,730,400	-	-
Total Investments in Securities:	$ 962,455,250	$ 940,303,900	$ 21,414,586	$ 736,764

The following is a summary of transfers between Level 1 and Level 2 for the period ended September 30, 2013. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 0
Level 2 to Level 1	$ 10,678,092
Income Tax Information

At September 30, 2013, the cost of investment securities for income tax purposes was $742,347,409. Net unrealized appreciation aggregated $220,107,841, of which $228,687,235 related to appreciated investment securities and $8,579,394 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Dynamic Capital Appreciation Portfolio

September 30, 2013

1.808777.109

VIPDCA-QTLY-1113

Investments September 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.9%
	Shares	Value
CONSUMER DISCRETIONARY - 33.7%
Auto Components - 0.5%
Johnson Controls, Inc.	15,281	$ 634,162
Automobiles - 2.4%
Harley-Davidson, Inc.	36,137	2,321,441
Toyota Motor Corp.	11,600	743,996
		3,065,437
Diversified Consumer Services - 1.1%
H&R Block, Inc.	35,307	941,285
JTH Holding, Inc. Class A (a)	23,996	454,724
		1,396,009
Hotels, Restaurants & Leisure - 9.6%
AFC Enterprises, Inc. (a)	11,100	483,849
Bloomin' Brands, Inc. (a)	5,617	132,617
Brinker International, Inc.	45,494	1,843,872
Del Frisco's Restaurant Group, Inc. (a)	17,227	347,469
Fiesta Restaurant Group, Inc. (a)	7,719	290,698
Paddy Power PLC (Ireland)	18,942	1,518,322
Panera Bread Co. Class A (a)	1,881	298,195
Penn National Gaming, Inc. (a)	13,096	724,995
Ruth's Hospitality Group, Inc.	20,000	237,200
Sonic Corp. (a)	20,000	355,000
Starbucks Corp.	51,717	3,980,657
Whitbread PLC	20,197	969,137
Wyndham Worldwide Corp.	20,163	1,229,338
		12,411,349
Household Durables - 3.3%
D.R. Horton, Inc.	30,518	592,965
KB Home	26,500	477,530
Lennar Corp. Class A (d)	24,900	881,460
PulteGroup, Inc.	77,239	1,274,444
Ryland Group, Inc.	12,125	491,548
Toll Brothers, Inc. (a)	16,912	548,456
		4,266,403
Internet & Catalog Retail - 0.4%
HSN, Inc.	9,075	486,602
Leisure Equipment & Products - 1.0%
Brunswick Corp.	8,312	331,732
Polaris Industries, Inc. (d)	7,411	957,353
		1,289,085
Media - 4.2%
A.H. Belo Corp. Class A	59,584	467,734
Comcast Corp. Class A (special) (non-vtg.)	46,544	2,018,613
Dentsu, Inc.	13,800	526,433
Gannett Co., Inc.	14,718	394,295
Interpublic Group of Companies, Inc.	54,284	932,599
Lions Gate Entertainment Corp. (a)	26,111	915,191
Salem Communications Corp. Class A	20,000	165,600
		5,420,465

	Shares	Value
Specialty Retail - 7.2%
Conn's, Inc. (a)	14,259	$ 713,520
DSW, Inc. Class A	13,497	1,151,564
Gap, Inc.	59,582	2,399,963
Home Depot, Inc.	23,506	1,782,930
TJX Companies, Inc.	58,389	3,292,556
		9,340,533
Textiles, Apparel & Luxury Goods - 4.0%
Compagnie Financiere Richemont SA Series A	4,750	475,867
Deckers Outdoor Corp. (a)	13,537	892,359
lululemon athletica, Inc. (a)(d)	14,102	1,030,715
Oxford Industries, Inc.	14,045	954,779
PVH Corp.	14,712	1,746,167
		5,099,887
TOTAL CONSUMER DISCRETIONARY		43,409,932
CONSUMER STAPLES - 2.3%
Household Products - 0.0%
Svenska Cellulosa AB (SCA) (B Shares)	1,900	47,894
Tobacco - 2.3%
Lorillard, Inc.	66,311	2,969,407
TOTAL CONSUMER STAPLES		3,017,301
ENERGY - 2.3%
Energy Equipment & Services - 1.4%
BW Offshore Ltd.	600,000	814,202
National Oilwell Varco, Inc.	13,609	1,062,999
		1,877,201
Oil, Gas & Consumable Fuels - 0.9%
Chesapeake Energy Corp. (d)	15,324	396,585
ConocoPhillips Co.	10,415	723,947
		1,120,532
TOTAL ENERGY		2,997,733
FINANCIALS - 10.8%
Capital Markets - 7.4%
Affiliated Managers Group, Inc. (a)	8,903	1,626,044
AllianceBernstein Holding LP	10,090	200,387
Ameriprise Financial, Inc.	23,410	2,132,183
Artisan Partners Asset Management, Inc.	10,000	523,600
BlackRock, Inc. Class A	1,681	454,912
Charles Schwab Corp.	54,655	1,155,407
Cowen Group, Inc. Class A (a)	300,000	1,035,000
LPL Financial	8,693	333,029
Monex Group, Inc.	106,400	450,364
Nomura Holdings, Inc.	57,900	452,877
UBS AG	56,585	1,159,734
		9,523,537
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - 1.6%
BNP Paribas SA	7,600	$ 514,083
Shinsei Bank Ltd.	116,000	283,116
Spar Nord Bank A/S (a)	70,000	537,084
Wells Fargo & Co.	16,953	700,498
		2,034,781
Diversified Financial Services - 1.7%
Bank of America Corp.	98,093	1,353,683
McGraw-Hill Companies, Inc.	13,611	892,745
		2,246,428
Real Estate Investment Trusts - 0.1%
Essex Property Trust, Inc.	800	118,160
TOTAL FINANCIALS		13,922,906
HEALTH CARE - 20.5%
Biotechnology - 14.2%
Actelion Ltd.	7,994	567,496
Alexion Pharmaceuticals, Inc. (a)	6,052	703,000
Amgen, Inc.	58,025	6,495,317
Biogen Idec, Inc. (a)	16,250	3,912,350
Celgene Corp. (a)	8,020	1,234,519
Cubist Pharmaceuticals, Inc.	2,116	134,472
Gentium SpA sponsored ADR (a)	40,000	1,085,200
Gilead Sciences, Inc. (a)	51,361	3,227,525
Regeneron Pharmaceuticals, Inc. (a)	2,912	911,077
		18,270,956
Health Care Equipment & Supplies - 1.9%
Boston Scientific Corp. (a)	116,353	1,365,984
Insulet Corp. (a)	1,860	67,406
Intuitive Surgical, Inc. (a)	2,626	988,085
		2,421,475
Health Care Providers & Services - 1.6%
Brookdale Senior Living, Inc. (a)	8,651	227,521
CIGNA Corp.	8,389	644,779
Community Health Systems, Inc.	16,144	669,976
HCA Holdings, Inc.	4,811	205,670
Tenet Healthcare Corp. (a)	6,442	265,346
		2,013,292
Health Care Technology - 0.6%
Cerner Corp. (a)	16,151	848,735
Pharmaceuticals - 2.2%
AbbVie, Inc.	7,927	354,575
Actavis, Inc.	4,770	686,880
AVANIR Pharmaceuticals Class A (a)	30,000	127,200
Pacira Pharmaceuticals, Inc. (a)	2,400	115,416
Perrigo Co.	4,981	614,556

	Shares	Value
Santarus, Inc. (a)	13,360	$ 301,535
Warner Chilcott PLC	30,465	696,125
		2,896,287
TOTAL HEALTH CARE		26,450,745
INDUSTRIALS - 13.3%
Aerospace & Defense - 1.1%
Textron, Inc.	32,635	901,052
United Technologies Corp.	5,057	545,246
		1,446,298
Airlines - 3.5%
U.S. Airways Group, Inc. (a)	64,657	1,225,897
United Continental Holdings, Inc. (a)	105,458	3,238,615
		4,464,512
Building Products - 0.3%
Lennox International, Inc.	5,183	390,073
Commercial Services & Supplies - 0.2%
KAR Auction Services, Inc.	10,300	290,563
Electrical Equipment - 1.8%
Alstom SA	16,057	571,959
Coleman Cable, Inc.	30,000	633,300
Eaton Corp. PLC	16,682	1,148,389
		2,353,648
Industrial Conglomerates - 1.6%
3M Co.	12,058	1,439,846
Koninklijke Philips Electronics NV	17,672	570,117
		2,009,963
Machinery - 3.1%
Cummins, Inc.	8,819	1,171,781
GEA Group AG	5,462	224,301
Kennametal, Inc.	10,106	460,834
NSK Ltd.	43,000	441,085
Oshkosh Truck Corp. (a)	4,192	205,324
Pentair Ltd.	13,707	890,133
Valmont Industries, Inc.	3,683	511,606
		3,905,064
Marine - 0.2%
DryShips, Inc. (a)	80,621	285,398
Professional Services - 1.1%
Towers Watson & Co.	5,310	567,958
Verisk Analytics, Inc. (a)	11,286	733,139
WageWorks, Inc. (a)	2,100	105,945
		1,407,042
Trading Companies & Distributors - 0.4%
W.W. Grainger, Inc.	2,004	524,467
TOTAL INDUSTRIALS		17,077,028
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - 9.8%
Computers & Peripherals - 0.3%
3D Systems Corp. (a)(d)	8,039	$ 434,026
Electronic Equipment & Components - 0.9%
Flextronics International Ltd. (a)	28,951	263,165
Neonode, Inc. (a)	51,783	332,447
Omron Corp.	14,500	525,245
		1,120,857
Internet Software & Services - 3.3%
Akamai Technologies, Inc. (a)	9,547	493,580
eBay, Inc. (a)	38,138	2,127,719
Facebook, Inc. Class A (a)	24,059	1,208,724
Trulia, Inc.	4,471	210,271
Zillow, Inc. (a)(d)	2,399	202,404
		4,242,698
IT Services - 2.1%
Cognizant Technology Solutions Corp. Class A (a)	6,444	529,181
FleetCor Technologies, Inc. (a)	7,458	821,573
Visa, Inc. Class A	6,937	1,325,661
		2,676,415
Office Electronics - 0.4%
Xerox Corp.	49,929	513,769
Semiconductors & Semiconductor Equipment - 1.5%
Altera Corp.	37,050	1,376,778
Xilinx, Inc.	11,935	559,274
		1,936,052
Software - 1.3%
Activision Blizzard, Inc.	39,327	655,581
Guidewire Software, Inc. (a)	3,284	154,709
MICROS Systems, Inc. (a)	8,063	402,666
SS&C Technologies Holdings, Inc. (a)	11,593	441,693
		1,654,649
TOTAL INFORMATION TECHNOLOGY		12,578,466
MATERIALS - 3.1%
Chemicals - 2.4%
Axiall Corp.	6,585	248,847
Celanese Corp. Class A	7,640	403,316
Eastman Chemical Co.	10,532	820,443
Ecolab, Inc.	7,482	738,922
Intrepid Potash, Inc.	2,300	36,064

	Shares	Value
Monsanto Co.	8,195	$ 855,312
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR	2,377	72,617
		3,175,521
Paper & Forest Products - 0.7%
Boise Cascade Co.	3,369	90,795
Canfor Corp. (a)	5,200	117,423
International Paper Co.	14,584	653,363
		861,581
TOTAL MATERIALS		4,037,102
UTILITIES - 0.1%
Multi-Utilities - 0.1%
Sempra Energy	1,724	147,574
TOTAL COMMON STOCKS (Cost $101,941,939)		123,638,787
Money Market Funds - 5.5%

Fidelity Cash Central Fund, 0.10% (b)	3,331,994	3,331,994
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	3,766,322	3,766,322
TOTAL MONEY MARKET FUNDS (Cost $7,098,316)		7,098,316
TOTAL INVESTMENT PORTFOLIO - 101.4% (Cost $109,040,255)		130,737,103
NET OTHER ASSETS (LIABILITIES) - (1.4)%		(1,770,501)
NET ASSETS - 100%		$ 128,966,602
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 7,082
Fidelity Securities Lending Cash Central Fund	4,231
Total	$ 11,313
Other Information

The following is a summary of the inputs used, as of September 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 43,409,932	$ 42,139,503	$ 1,270,429	$ -
Consumer Staples	3,017,301	3,017,301	-	-
Energy	2,997,733	2,997,733	-	-
Financials	13,922,906	11,576,815	2,346,091	-
Health Care	26,450,745	26,450,745	-	-
Industrials	17,077,028	16,065,826	1,011,202	-
Information Technology	12,578,466	12,053,221	525,245	-
Materials	4,037,102	4,037,102	-	-
Utilities	147,574	147,574	-	-
Money Market Funds	7,098,316	7,098,316	-	-
Total Investments in Securities:	$ 130,737,103	$ 125,584,136	$ 5,152,967	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended September 30, 2013. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 0
Level 2 to Level 1	$ 2,086,492
Income Tax Information

At September 30, 2013, the cost of investment securities for income tax purposes was $109,171,843. Net unrealized appreciation aggregated $21,565,260, of which $23,794,758 related to appreciated investment securities and $2,229,498 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Growth Strategies Portfolio

September 30, 2013

1.808772.109

VIPAG-QTLY-1113

Investments September 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value
CONSUMER DISCRETIONARY - 26.7%
Auto Components - 2.5%
Dana Holding Corp.	6,004	$ 137,131
Delphi Automotive PLC	6,902	403,215
Tenneco, Inc. (a)	2,590	130,795
		671,141
Automobiles - 1.0%
Harley-Davidson, Inc.	4,230	271,735
Distributors - 1.0%
LKQ Corp. (a)	8,300	264,438
Diversified Consumer Services - 0.4%
H&R Block, Inc.	4,120	109,839
Hotels, Restaurants & Leisure - 4.2%
Bally Technologies, Inc. (a)	3,690	265,901
Brinker International, Inc.	3,800	154,014
Jack in the Box, Inc. (a)	5,015	200,600
Penn National Gaming, Inc. (a)	2,800	155,008
Wyndham Worldwide Corp.	5,480	334,116
		1,109,639
Household Durables - 1.8%
Jarden Corp. (a)	5,305	256,762
Tupperware Brands Corp.	2,530	218,516
		475,278
Internet & Catalog Retail - 2.2%
Expedia, Inc.	3,170	164,174
Liberty Media Corp. Interactive Series A (a)	8,280	194,332
TripAdvisor, Inc. (a)	2,860	216,902
		575,408
Leisure Equipment & Products - 1.1%
Mattel, Inc.	6,800	284,648
Media - 1.7%
DIRECTV (a)	2,900	173,275
Omnicom Group, Inc.	4,500	285,480
		458,755
Multiline Retail - 1.2%
Dollar Tree, Inc. (a)	5,786	330,728
Specialty Retail - 5.5%
Bed Bath & Beyond, Inc. (a)	4,870	376,743
Gap, Inc.	4,500	181,260
O'Reilly Automotive, Inc. (a)	2,755	351,510
PetSmart, Inc.	2,600	198,276
Ross Stores, Inc.	5,140	374,192
		1,481,981
Textiles, Apparel & Luxury Goods - 4.1%
Carter's, Inc.	1,760	133,566
Hanesbrands, Inc.	4,200	261,702
PVH Corp.	1,701	201,892

	Shares	Value
Ralph Lauren Corp.	1,269	$ 209,042
VF Corp.	1,430	284,642
		1,090,844
TOTAL CONSUMER DISCRETIONARY		7,124,434
CONSUMER STAPLES - 7.1%
Beverages - 0.9%
Brown-Forman Corp. Class B (non-vtg.)	3,430	233,686
Food & Staples Retailing - 1.6%
Kroger Co.	10,082	406,705
Safeway, Inc.	700	22,393
		429,098
Food Products - 2.9%
Ingredion, Inc.	2,800	185,276
Mead Johnson Nutrition Co. Class A	4,195	311,521
The Hershey Co.	1,760	162,800
The J.M. Smucker Co.	1,270	133,401
		792,998
Personal Products - 0.4%
Herbalife Ltd.	1,580	110,237
Tobacco - 1.3%
Lorillard, Inc.	7,600	340,328
TOTAL CONSUMER STAPLES		1,906,347
ENERGY - 5.0%
Energy Equipment & Services - 3.2%
Cameron International Corp. (a)	4,570	266,751
Dril-Quip, Inc. (a)	1,600	183,600
Oceaneering International, Inc.	3,215	261,187
Oil States International, Inc. (a)	1,375	142,258
		853,796
Oil, Gas & Consumable Fuels - 1.8%
Cabot Oil & Gas Corp.	10,204	380,813
World Fuel Services Corp.	2,743	102,341
		483,154
TOTAL ENERGY		1,336,950
FINANCIALS - 9.0%
Capital Markets - 3.3%
Affiliated Managers Group, Inc. (a)	1,910	348,842
FXCM, Inc. Class A	9,900	195,525
Invesco Ltd.	6,760	215,644
Oaktree Capital Group LLC Class A	2,080	108,888
		868,899
Diversified Financial Services - 2.6%
IntercontinentalExchange, Inc. (a)	1,670	302,971
McGraw-Hill Companies, Inc.	3,760	246,618
MSCI, Inc. Class A (a)	3,790	152,585
		702,174
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - 0.5%
Axis Capital Holdings Ltd.	3,200	$ 138,592
Real Estate Investment Trusts - 1.0%
Extra Space Storage, Inc.	1,500	68,625
Rayonier, Inc.	3,610	200,897
		269,522
Real Estate Management & Development - 1.6%
Altisource Portfolio Solutions SA	1,497	209,595
CBRE Group, Inc. (a)	9,170	212,102
		421,697
TOTAL FINANCIALS		2,400,884
HEALTH CARE - 14.3%
Biotechnology - 1.3%
ARIAD Pharmaceuticals, Inc. (a)	3,080	56,672
BioMarin Pharmaceutical, Inc. (a)	1,540	111,219
Medivation, Inc. (a)	1,330	79,720
United Therapeutics Corp. (a)	1,232	97,143
		344,754
Health Care Equipment & Supplies - 1.1%
The Cooper Companies, Inc.	1,650	213,989
Zimmer Holdings, Inc.	900	73,926
		287,915
Health Care Providers & Services - 6.4%
AmerisourceBergen Corp.	5,165	315,582
Catamaran Corp. (a)	1,328	61,008
CIGNA Corp.	1,130	86,852
Community Health Systems, Inc.	2,143	88,935
DaVita, Inc. (a)	3,134	178,325
HCA Holdings, Inc.	2,700	115,425
Henry Schein, Inc. (a)	1,780	184,586
Laboratory Corp. of America Holdings (a)	2,670	264,704
MEDNAX, Inc. (a)	1,940	194,776
Quest Diagnostics, Inc.	1,200	74,148
Universal Health Services, Inc. Class B	2,100	157,479
		1,721,820
Life Sciences Tools & Services - 1.6%
Agilent Technologies, Inc.	3,545	181,681
Mettler-Toledo International, Inc. (a)	1,006	241,531
		423,212
Pharmaceuticals - 3.9%
Actavis, Inc.	2,720	391,680
Endo Health Solutions, Inc. (a)	4,370	198,573
Jazz Pharmaceuticals PLC (a)	1,930	177,502
Mylan, Inc. (a)	6,900	263,373
		1,031,128
TOTAL HEALTH CARE		3,808,829

	Shares	Value
INDUSTRIALS - 13.4%
Aerospace & Defense - 1.1%
TransDigm Group, Inc.	2,160	$ 299,592
Commercial Services & Supplies - 1.4%
KAR Auction Services, Inc.	6,300	177,723
Stericycle, Inc. (a)	1,630	188,102
		365,825
Electrical Equipment - 3.4%
AMETEK, Inc.	7,430	341,929
Hubbell, Inc. Class B	2,060	215,764
Roper Industries, Inc.	2,660	353,434
		911,127
Machinery - 4.4%
Colfax Corp. (a)	2,720	153,653
IDEX Corp.	3,650	238,163
Ingersoll-Rand PLC	4,118	267,423
Pall Corp.	2,075	159,858
Pentair Ltd.	2,100	136,374
Wabtec Corp.	3,360	211,243
		1,166,714
Professional Services - 1.0%
Dun & Bradstreet Corp.	800	83,080
Equifax, Inc.	3,190	190,922
		274,002
Road & Rail - 0.9%
J.B. Hunt Transport Services, Inc.	3,470	253,067
Trading Companies & Distributors - 1.2%
W.W. Grainger, Inc.	1,192	311,958
TOTAL INDUSTRIALS		3,582,285
INFORMATION TECHNOLOGY - 16.1%
Communications Equipment - 0.9%
F5 Networks, Inc. (a)	2,060	176,666
Harris Corp.	1,100	65,230
		241,896
Computers & Peripherals - 1.6%
NetApp, Inc.	5,600	238,672
SanDisk Corp.	3,000	178,530
		417,202
Electronic Equipment & Components - 0.9%
Amphenol Corp. Class A	3,170	245,295
Internet Software & Services - 1.6%
Akamai Technologies, Inc. (a)	3,870	200,079
VeriSign, Inc. (a)	4,650	236,639
		436,718
IT Services - 7.1%
Amdocs Ltd.	5,100	186,864
Fidelity National Information Services, Inc.	3,600	167,184
Fiserv, Inc. (a)	2,760	278,898
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
FleetCor Technologies, Inc. (a)	2,100	$ 231,336
Genpact Ltd.	9,280	175,206
Global Payments, Inc.	3,660	186,953
Lender Processing Services, Inc.	3,709	123,398
NeuStar, Inc. Class A (a)	2,400	118,752
The Western Union Co.	11,080	206,753
Total System Services, Inc.	7,500	220,650
		1,895,994
Semiconductors & Semiconductor Equipment - 1.1%
Cree, Inc. (a)	1,540	92,693
Xilinx, Inc.	4,000	187,440
		280,133
Software - 2.9%
Adobe Systems, Inc. (a)	3,130	162,572
Check Point Software Technologies Ltd. (a)	3,110	175,902
MICROS Systems, Inc. (a)	2,710	135,337
Symantec Corp.	3,000	74,250
Synopsys, Inc. (a)	3,390	127,803
Workday, Inc. Class A	1,300	105,209
		781,073
TOTAL INFORMATION TECHNOLOGY		4,298,311
MATERIALS - 6.8%
Chemicals - 3.8%
Airgas, Inc.	830	88,022
Celanese Corp. Class A	3,000	158,370
Eastman Chemical Co.	3,430	267,197
FMC Corp.	4,306	308,826
W.R. Grace & Co. (a)	2,120	185,288
		1,007,703

	Shares	Value
Containers & Packaging - 2.2%
Ball Corp.	3,680	$ 165,158
Packaging Corp. of America	2,000	114,180
Rock-Tenn Co. Class A	1,600	162,032
Silgan Holdings, Inc.	3,000	141,000
		582,370
Paper & Forest Products - 0.8%
International Paper Co.	5,100	228,480
TOTAL MATERIALS		1,818,553
TOTAL COMMON STOCKS (Cost $21,890,888)		26,276,593
Money Market Funds - 1.0%

Fidelity Cash Central Fund, 0.10% (b) (Cost $274,318)	274,318	274,318
TOTAL INVESTMENT PORTFOLIO - 99.4% (Cost $22,165,206)		26,550,911
NET OTHER ASSETS (LIABILITIES) - 0.6%		154,751
NET ASSETS - 100%		$ 26,705,662
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 473
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At September 30, 2013, the cost of investment securities for income tax purposes was $22,180,845. Net unrealized appreciation aggregated $4,370,066, of which $4,520,503 related to appreciated investment securities and $150,437 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Balanced Portfolio

September 30, 2013

1.808794.109

VIPBAL-QTLY-1113

Investments September 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 65.9%
	Shares	Value
CONSUMER DISCRETIONARY - 9.2%
Auto Components - 0.2%
Delphi Automotive PLC	54,986	$ 3,212,282
Johnson Controls, Inc.	46,964	1,949,006
		5,161,288
Automobiles - 0.4%
Ford Motor Co.	410,779	6,929,842
Harley-Davidson, Inc.	26,054	1,673,709
		8,603,551
Diversified Consumer Services - 0.6%
Anhanguera Educacional Participacoes SA	436,600	2,612,154
Carriage Services, Inc.	24,247	470,392
H&R Block, Inc.	285,257	7,604,952
Kroton Educacional SA	146,000	2,075,739
		12,763,237
Hotels, Restaurants & Leisure - 1.1%
Brinker International, Inc.	169,901	6,886,088
Las Vegas Sands Corp.	32,900	2,185,218
McDonald's Corp.	13,500	1,298,835
Starbucks Corp.	23,794	1,831,424
Texas Roadhouse, Inc. Class A	68,873	1,809,982
Wyndham Worldwide Corp.	88,663	5,405,783
Yum! Brands, Inc.	78,026	5,570,276
		24,987,606
Household Durables - 0.2%
Harman International Industries, Inc.	4,600	304,658
Taylor Wimpey PLC	814,751	1,324,276
Whirlpool Corp.	17,813	2,608,536
		4,237,470
Leisure Equipment & Products - 0.2%
Amer Group PLC (A Shares)	57,300	1,162,775
Polaris Industries, Inc.	26,346	3,403,376
		4,566,151
Media - 3.4%
Antena 3 de Television SA	147,200	1,893,817
CBS Corp. Class B	225,412	12,433,726
Comcast Corp. Class A	349,797	15,793,335
Ipsos SA	40,684	1,528,993
MDC Partners, Inc. Class A (sub. vtg.)	179,561	5,024,117
Multiplus SA	100,162	1,165,988
Omnicom Group, Inc.	51,821	3,287,524
Pico Far East Holdings Ltd.	128,000	41,919
Smiles SA	188,325	2,453,162
The Walt Disney Co.	123,298	7,951,488
Time Warner, Inc.	107,667	7,085,565
Twenty-First Century Fox, Inc. Class A	231,835	7,766,473
Valassis Communications, Inc.	25,220	728,354
Viacom, Inc. Class B (non-vtg.)	118,719	9,922,534
		77,076,995

	Shares	Value
Multiline Retail - 0.0%
The Bon-Ton Stores, Inc.	32,773	$ 345,755
Specialty Retail - 2.6%
American Eagle Outfitters, Inc.	220,294	3,081,913
Best Buy Co., Inc.	40,738	1,527,675
Body Central Corp. (a)	62,997	384,282
Express, Inc. (a)	50,292	1,186,388
Foot Locker, Inc.	54,886	1,862,831
GNC Holdings, Inc.	38,500	2,103,255
Home Depot, Inc.	177,991	13,500,617
Kingfisher PLC	233,020	1,455,754
L Brands, Inc.	55,932	3,417,445
Lewis Group Ltd.	13,200	85,890
Lowe's Companies, Inc.	194,614	9,265,573
OfficeMax, Inc.	160,834	2,057,067
Rent-A-Center, Inc.	109,389	4,167,721
Ross Stores, Inc.	30,794	2,241,803
Signet Jewelers Ltd.	7,900	566,035
Staples, Inc.	420,988	6,167,474
TJX Companies, Inc.	94,623	5,335,791
		58,407,514
Textiles, Apparel & Luxury Goods - 0.5%
Coach, Inc.	28,247	1,540,309
Kering SA	11,400	2,554,735
NIKE, Inc. Class B	69,308	5,034,533
VF Corp.	15,425	3,070,346
		12,199,923
TOTAL CONSUMER DISCRETIONARY		208,349,490
CONSUMER STAPLES - 6.6%
Beverages - 1.6%
Anheuser-Busch InBev SA NV	40,300	3,997,668
Beam, Inc.	15,262	986,688
Coca-Cola Enterprises, Inc.	50,740	2,040,255
Cott Corp.	333,900	2,564,098
Dr. Pepper Snapple Group, Inc.	126,663	5,677,036
Molson Coors Brewing Co. Class B	19,076	956,280
Monster Beverage Corp. (a)	76,584	4,001,514
The Coca-Cola Co.	407,046	15,418,902
		35,642,441
Food & Staples Retailing - 1.2%
CVS Caremark Corp.	175,376	9,952,588
Kroger Co.	161,691	6,522,615
Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	27,955	1,570,662
Walgreen Co.	160,908	8,656,850
		26,702,715
Food Products - 1.3%
Amira Nature Foods Ltd.	94,810	1,226,841
Archer Daniels Midland Co.	107,718	3,968,331
Bunge Ltd.	45,668	3,466,658
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - continued
Green Mountain Coffee Roasters, Inc. (a)	45,240	$ 3,407,929
Hilton Food Group PLC	121,752	850,505
Ingredion, Inc.	47,172	3,121,371
Kellogg Co.	63,859	3,750,439
Marine Harvest ASA (e)	1,344,255	1,435,184
Mead Johnson Nutrition Co. Class A	27,361	2,031,828
Mondelez International, Inc.	202,450	6,360,979
		29,620,065
Household Products - 0.9%
Energizer Holdings, Inc.	56,677	5,166,109
Procter & Gamble Co.	170,576	12,893,840
Svenska Cellulosa AB (SCA) (B Shares)	121,220	3,055,634
		21,115,583
Personal Products - 0.2%
Hengan International Group Co. Ltd.	104,000	1,216,210
Herbalife Ltd.	33,000	2,302,410
		3,518,620
Tobacco - 1.4%
British American Tobacco PLC (United Kingdom)	41,600	2,189,378
Imperial Tobacco Group PLC	49,336	1,826,628
Japan Tobacco, Inc.	195,600	7,051,335
Lorillard, Inc.	105,431	4,721,200
Philip Morris International, Inc.	195,731	16,948,347
		32,736,888
TOTAL CONSUMER STAPLES		149,336,312
ENERGY - 6.9%
Energy Equipment & Services - 2.3%
BW Offshore Ltd.	1,632,495	2,215,301
Cameron International Corp. (a)	96,748	5,647,181
Ensco PLC Class A	145,529	7,822,184
Essential Energy Services Ltd.	605,200	1,621,622
Halliburton Co.	115,965	5,583,715
National Oilwell Varco, Inc.	130,723	10,210,774
Noble Corp.	74,113	2,799,248
Schlumberger Ltd.	111,465	9,849,047
ShawCor Ltd. Class A	29,300	1,235,660
Vantage Drilling Co. (a)	1,232,413	2,132,074
Xtreme Drilling & Coil Services Corp. (a)	591,700	2,142,654
Xtreme Drilling & Coil Services Corp. (f)	198,400	718,443
		51,977,903
Oil, Gas & Consumable Fuels - 4.6%
Access Midstream Partners LP	68,005	3,285,322
Americas Petrogas, Inc. (a)(f)(g)	215,500	263,609
Anadarko Petroleum Corp.	80,274	7,464,679
Apache Corp.	30,021	2,555,988
Ardmore Shipping Corp.	95,300	1,156,942
Atlas Energy LP	12,801	699,319

	Shares	Value
Atlas Pipeline Partners LP	72,131	$ 2,798,683
BPZ Energy, Inc. (a)	464,522	905,818
Cabot Oil & Gas Corp.	48,060	1,793,599
Cimarex Energy Co.	31,794	3,064,942
Cobalt International Energy, Inc. (a)	134,239	3,337,182
Concho Resources, Inc. (a)	27,388	2,980,088
ConocoPhillips Co.	71,736	4,986,369
Crown Point Energy, Inc. (a)(f)(g)	220,306	59,886
Double Eagle Petroleum Co. (a)	145,280	435,840
Emerald Oil, Inc. (a)	63,200	454,408
Emerald Oil, Inc. warrants 2/4/16 (a)	21,741	0
Energen Corp.	64,475	4,925,245
EOG Resources, Inc.	17,333	2,934,130
EQT Corp.	42,188	3,742,919
InterOil Corp. (a)(e)	61,833	4,409,311
Marathon Oil Corp.	53,609	1,869,882
Marathon Petroleum Corp.	23,189	1,491,516
Markwest Energy Partners LP	69,019	4,985,242
Noble Energy, Inc.	31,013	2,078,181
Northern Oil & Gas, Inc. (a)	406,174	5,861,091
Occidental Petroleum Corp.	102,382	9,576,812
Peabody Energy Corp.	193,983	3,346,207
Phillips 66 Co.	57,826	3,343,499
Phillips 66 Partners LP	27,700	852,052
QEP Midstream Partners LP	32,900	744,856
Rosetta Resources, Inc. (a)	7,300	397,558
Scorpio Tankers, Inc.	87,600	854,976
Southcross Energy Partners LP	91,047	1,529,590
Suncor Energy, Inc.	154,380	5,519,941
Synergy Resources Corp. (a)	48,265	470,584
TAG Oil Ltd. (a)(e)	619,700	2,695,263
TAG Oil Ltd. (f)	23,700	103,078
The Williams Companies, Inc.	195,995	7,126,378
		105,100,985
TOTAL ENERGY		157,078,888
FINANCIALS - 10.3%
Capital Markets - 1.6%
AllianceBernstein Holding LP	132,136	2,624,221
Ameriprise Financial, Inc.	20,066	1,827,611
BlackRock, Inc. Class A	14,869	4,023,849
GP Investments Ltd. Class A (depositary receipt) (a)	419,166	820,819
Invesco Ltd.	118,891	3,792,623
KKR & Co. LP	114,943	2,365,527
Monex Group, Inc.	556,900	2,357,215
Morgan Stanley	150,257	4,049,426
Oaktree Capital Group LLC Class A	49,060	2,568,291
The Blackstone Group LP	150,740	3,751,919
UBS AG (NY Shares)	419,586	8,609,905
		36,791,406
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - 1.9%
Barclays PLC:
rights 10/1/13 (a)	73,066	$ 343,410
sponsored ADR	302,667	5,157,446
Commerce Bancshares, Inc.	11,547	505,874
Itau Unibanco Holding SA sponsored ADR	85,674	1,209,717
M&T Bank Corp.	1,976	221,154
Nordea Bank AB	185,200	2,233,339
PNC Financial Services Group, Inc.	55,983	4,055,968
U.S. Bancorp	186,649	6,827,620
Wells Fargo & Co.	523,846	21,645,317
		42,199,845
Consumer Finance - 0.6%
Capital One Financial Corp.	130,531	8,972,701
SLM Corp.	147,350	3,669,015
		12,641,716
Diversified Financial Services - 3.4%
Bank of America Corp.	1,365,387	18,842,341
Citigroup, Inc.	467,454	22,676,194
JPMorgan Chase & Co.	476,626	24,636,798
McGraw-Hill Companies, Inc.	83,388	5,469,419
ORIX Corp.	76,600	1,252,251
PICO Holdings, Inc. (a)	236,073	5,113,341
		77,990,344
Insurance - 1.8%
ACE Ltd.	38,534	3,605,241
AFLAC, Inc.	47,548	2,947,501
Allied World Assurance Co. Holdings Ltd.	12,537	1,246,052
Arthur J. Gallagher & Co.	27,198	1,187,193
Assured Guaranty Ltd.	324,766	6,089,363
Axis Capital Holdings Ltd.	16,559	717,170
Everest Re Group Ltd.	13,356	1,942,096
Fidelity National Financial, Inc. Class A	187,881	4,997,635
Marsh & McLennan Companies, Inc.	47,533	2,070,062
MetLife, Inc.	120,848	5,673,814
Prudential Financial, Inc.	19,049	1,485,441
Prudential PLC	59,124	1,099,955
The Chubb Corp.	43,383	3,872,367
The Travelers Companies, Inc.	55,695	4,721,265
WMI Holdings Corp. (a)	3,481	4,247
		41,659,402
Real Estate Investment Trusts - 0.8%
American Tower Corp.	31,498	2,334,947
Beni Stabili SpA SIIQ	1,367,374	850,007
CBL & Associates Properties, Inc.	122,156	2,333,180
Corrections Corp. of America	22,092	763,279
Cousins Properties, Inc.	212,039	2,181,881

	Shares	Value
Education Realty Trust, Inc.	105,369	$ 958,858
Lexington Corporate Properties Trust	106,619	1,197,331
Parkway Properties, Inc.	37,300	662,821
Piedmont Office Realty Trust, Inc. Class A	51,971	902,217
Prologis, Inc.	43,296	1,628,796
Simon Property Group, Inc.	5,400	800,442
Weyerhaeuser Co.	109,242	3,127,598
		17,741,357
Real Estate Management & Development - 0.2%
CBRE Group, Inc. (a)	166,012	3,839,858
CSI Properties Ltd.	16,140,000	624,299
		4,464,157
Thrifts & Mortgage Finance - 0.0%
Radian Group, Inc.	76,200	1,061,466
Washington Mutual, Inc. (a)	101,600	1
		1,061,467
TOTAL FINANCIALS		234,549,694
HEALTH CARE - 9.0%
Biotechnology - 2.3%
Alexion Pharmaceuticals, Inc. (a)	16,000	1,858,560
Alnylam Pharmaceuticals, Inc. (a)	93,785	6,003,178
Amgen, Inc.	102,500	11,473,850
Biogen Idec, Inc. (a)	24,491	5,896,453
Enzymotec Ltd.	47,000	777,850
Genmab A/S (a)	4,700	192,668
Gilead Sciences, Inc. (a)	194,037	12,193,285
Grifols SA ADR	105,237	3,186,576
Infinity Pharmaceuticals, Inc. (a)	116,758	2,037,427
Isis Pharmaceuticals, Inc. (a)	53,200	1,997,128
KaloBios Pharmaceuticals, Inc.	26,100	117,972
KaloBios Pharmaceuticals, Inc. (f)	73,525	332,333
Merrimack Pharmaceuticals, Inc. (a)	67,500	256,500
Theravance, Inc. (a)	117,145	4,790,059
		51,113,839
Health Care Equipment & Supplies - 0.9%
Abbott Laboratories	18,400	610,696
Alere, Inc. (a)	2,771	84,709
Ansell Ltd.	37,763	735,584
Baxter International, Inc.	53,431	3,509,882
Boston Scientific Corp. (a)	309,380	3,632,121
Covidien PLC	41,468	2,527,060
Genmark Diagnostics, Inc. (a)	170,919	2,076,666
Hill-Rom Holdings, Inc.	51,574	1,847,896
Stryker Corp.	69,789	4,717,039
Teleflex, Inc.	2,218	182,497
Zimmer Holdings, Inc.	20,400	1,675,656
		21,599,806
Health Care Providers & Services - 1.9%
AmerisourceBergen Corp.	81,413	4,974,334
AmSurg Corp. (a)	39,600	1,572,120
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Brookdale Senior Living, Inc. (a)	138,208	$ 3,634,870
DaVita, Inc. (a)	42,876	2,439,644
Emeritus Corp. (a)	96,572	1,789,479
Express Scripts Holding Co. (a)	115,465	7,133,428
McKesson Corp.	50,328	6,457,082
Qualicorp SA (a)	152,600	1,394,283
Quest Diagnostics, Inc.	52,263	3,229,331
UnitedHealth Group, Inc.	131,736	9,433,615
		42,058,186
Life Sciences Tools & Services - 0.3%
Agilent Technologies, Inc.	39,125	2,005,156
Lonza Group AG	18,897	1,546,280
Thermo Fisher Scientific, Inc.	37,911	3,493,499
		7,044,935
Pharmaceuticals - 3.6%
AbbVie, Inc.	185,429	8,294,239
Actavis, Inc.	30,860	4,443,840
Bayer AG	15,100	1,780,508
Biodelivery Sciences International, Inc. (a)	211,777	1,149,949
Cadence Pharmaceuticals, Inc. (a)	356,927	2,252,209
Dechra Pharmaceuticals PLC	63,845	742,115
Endo Health Solutions, Inc. (a)	29,575	1,343,888
GlaxoSmithKline PLC	91,881	2,310,141
Horizon Pharma, Inc. (a)(e)	544,847	1,841,583
Horizon Pharma, Inc.:
warrants 2/28/17 (a)	40,137	1,759
warrants 9/25/17 (a)	164,400	5,899
Johnson & Johnson	157,148	13,623,160
Merck & Co., Inc.	169,985	8,092,986
Novartis AG sponsored ADR	6,600	506,286
Novo Nordisk A/S Series B	21,582	3,655,223
Perrigo Co.	10,907	1,345,706
Pfizer, Inc.	245,210	7,039,979
Sanofi SA	107,723	10,909,851
Teva Pharmaceutical Industries Ltd. sponsored ADR	129,449	4,890,583
Valeant Pharmaceuticals International, Inc. (Canada) (a)	37,300	3,889,151
Warner Chilcott PLC	162,900	3,722,265
		81,841,320
TOTAL HEALTH CARE		203,658,086
INDUSTRIALS - 8.2%
Aerospace & Defense - 1.3%
Finmeccanica SpA (a)(e)	141,319	845,413
General Dynamics Corp.	20,069	1,756,439
Honeywell International, Inc.	92,412	7,673,892
Meggitt PLC	354,724	3,152,702

	Shares	Value
Textron, Inc.	25,032	$ 691,134
The Boeing Co.	14,700	1,727,250
United Technologies Corp.	121,703	13,122,017
		28,968,847
Air Freight & Logistics - 0.3%
FedEx Corp.	1,300	148,343
United Parcel Service, Inc. Class B	72,415	6,616,559
		6,764,902
Building Products - 0.4%
A.O. Smith Corp.	55,500	2,508,600
Masco Corp.	355,582	7,566,785
		10,075,385
Commercial Services & Supplies - 0.4%
Iron Mountain, Inc.	73,659	1,990,266
KAR Auction Services, Inc.	64,100	1,808,261
Republic Services, Inc.	75,612	2,522,416
Swisher Hygiene, Inc. (a)(g)	182,617	110,757
Waste Management, Inc.	50,756	2,093,177
West Corp.	29,900	662,883
		9,187,760
Construction & Engineering - 0.3%
Boart Longyear Ltd. (e)	625,998	254,037
URS Corp.	111,719	6,004,896
		6,258,933
Electrical Equipment - 1.2%
Alstom SA	30,214	1,076,239
AMETEK, Inc.	47,824	2,200,860
Bharat Heavy Electricals Ltd.	162,429	356,570
Eaton Corp. PLC	58,894	4,054,263
Emerson Electric Co.	67,515	4,368,221
Generac Holdings, Inc.	93,850	4,001,764
Hubbell, Inc. Class B	21,052	2,204,986
Prysmian SpA	170,700	4,179,860
Regal-Beloit Corp.	42,598	2,893,682
Roper Industries, Inc.	19,681	2,615,014
		27,951,459
Industrial Conglomerates - 1.3%
General Electric Co.	1,095,456	26,170,444
Koninklijke Philips Electronics NV	101,200	3,264,816
		29,435,260
Machinery - 1.5%
Andritz AG	26,118	1,535,428
Cummins, Inc.	30,726	4,082,564
Global Brass & Copper Holdings, Inc.	85,000	1,490,900
Harsco Corp.	40,370	1,005,213
Illinois Tool Works, Inc.	43,695	3,332,618
Ingersoll-Rand PLC	95,532	6,203,848
Manitowoc Co., Inc.	225,574	4,416,739
Pentair Ltd.	58,950	3,828,213
Stanley Black & Decker, Inc.	70,509	6,386,000
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Watts Water Technologies, Inc. Class A	3,800	$ 214,206
Weg SA	47,500	578,667
		33,074,396
Marine - 0.1%
Ultrapetrol (Bahamas) Ltd. (a)	313,611	1,172,905
Professional Services - 0.5%
CRA International, Inc. (a)	29,592	551,003
Dun & Bradstreet Corp.	63,795	6,625,111
Manpower, Inc.	14,900	1,083,826
Michael Page International PLC	252,292	2,010,728
Randstad Holding NV	6,512	366,838
Towers Watson & Co.	4,400	470,624
		11,108,130
Road & Rail - 0.8%
Con-way, Inc.	41,104	1,771,171
CSX Corp.	148,651	3,826,277
Norfolk Southern Corp.	32,438	2,509,079
Union Pacific Corp.	69,490	10,794,577
		18,901,104
Trading Companies & Distributors - 0.1%
Houston Wire & Cable Co.	109,009	1,468,351
Watsco, Inc.	15,919	1,500,684
		2,969,035
TOTAL INDUSTRIALS		185,868,116
INFORMATION TECHNOLOGY - 11.4%
Communications Equipment - 1.3%
Cisco Systems, Inc.	694,206	16,258,305
QUALCOMM, Inc.	203,908	13,735,243
		29,993,548
Computers & Peripherals - 2.3%
Apple, Inc.	94,902	45,244,529
EMC Corp.	81,516	2,083,549
NCR Corp. (a)	52,328	2,072,712
Western Digital Corp.	37,600	2,383,840
		51,784,630
Electronic Equipment & Components - 0.4%
Corning, Inc.	162,597	2,372,290
Jabil Circuit, Inc.	100,568	2,180,314
National Instruments Corp.	1,900	58,767
TE Connectivity Ltd.	90,539	4,688,109
		9,299,480
Internet Software & Services - 1.4%
Demandware, Inc. (a)	24,755	1,146,899
Facebook, Inc. Class A (a)	21,000	1,055,040
Google, Inc. Class A (a)	27,274	23,889,569
Mail.Ru Group Ltd.:
GDR (f)	4,100	156,620

	Shares	Value
GDR (Reg. S)	44,600	$ 1,703,720
Velti PLC (i)	284,296	92,905
Yahoo!, Inc. (a)	107,704	3,571,465
		31,616,218
IT Services - 2.3%
Accenture PLC Class A	77,125	5,679,485
Amadeus IT Holding SA Class A	1,900	67,345
Amdocs Ltd.	50,989	1,868,237
Cap Gemini SA	1,300	77,330
Cognizant Technology Solutions Corp. Class A (a)	72,926	5,988,683
Computer Sciences Corp.	6,516	337,138
EPAM Systems, Inc. (a)	90,400	3,118,800
ExlService Holdings, Inc. (a)	51,319	1,461,565
Fidelity National Information Services, Inc.	89,960	4,177,742
MasterCard, Inc. Class A	10,277	6,914,160
Sapient Corp. (a)	129,369	2,014,275
Total System Services, Inc.	123,879	3,644,520
Visa, Inc. Class A	83,060	15,872,766
		51,222,046
Office Electronics - 0.3%
Xerox Corp.	584,156	6,010,965
Semiconductors & Semiconductor Equipment - 1.3%
Altera Corp.	29,927	1,112,087
Applied Micro Circuits Corp. (a)	54,390	701,631
ASML Holding NV	59,483	5,874,541
Avago Technologies Ltd.	149,257	6,435,962
LTX-Credence Corp. (a)	231,195	1,521,263
Maxim Integrated Products, Inc.	60,315	1,797,387
Micron Technology, Inc. (a)	84,825	1,481,893
Monolithic Power Systems, Inc.	29,645	897,651
NXP Semiconductors NV (a)	78,600	2,924,706
Samsung Electronics Co. Ltd.	2,478	3,152,471
Skyworks Solutions, Inc. (a)	151,293	3,758,118
		29,657,710
Software - 2.1%
Activision Blizzard, Inc.	288,765	4,813,713
Adobe Systems, Inc. (a)	27,400	1,423,156
Check Point Software Technologies Ltd. (a)	26,888	1,520,785
Citrix Systems, Inc. (a)	54,130	3,822,119
Comverse, Inc.	49,499	1,581,493
Constellation Software, Inc.	11,800	2,080,480
Electronic Arts, Inc. (a)	153,566	3,923,611
Intuit, Inc.	29,059	1,926,902
Microsoft Corp.	420,350	14,001,859
Oracle Corp.	368,746	12,231,305
Symantec Corp.	63,628	1,574,793
		48,900,216
TOTAL INFORMATION TECHNOLOGY		258,484,813
Common Stocks - continued
	Shares	Value
MATERIALS - 2.5%
Chemicals - 1.3%
Ashland, Inc.	13,154	$ 1,216,482
Axiall Corp.	42,886	1,620,662
Cabot Corp.	111,649	4,768,529
Eastman Chemical Co.	47,224	3,678,750
LyondellBasell Industries NV Class A	56,012	4,101,759
Monsanto Co.	60,367	6,300,504
Potash Corp. of Saskatchewan, Inc.	60,500	1,891,855
PPG Industries, Inc.	19,404	3,241,632
Royal DSM NV	9,200	694,250
RPM International, Inc.	76,193	2,758,187
		30,272,610
Construction Materials - 0.2%
Lafarge SA (Bearer)	18,800	1,309,575
Vulcan Materials Co.	52,941	2,742,873
		4,052,448
Containers & Packaging - 0.2%
Nampak Ltd.	476,845	1,482,267
Rock-Tenn Co. Class A	24,622	2,493,470
		3,975,737
Metals & Mining - 0.6%
Freeport-McMoRan Copper & Gold, Inc.	206,262	6,823,147
Ivanhoe Mine Ltd. (a)(f)	1,099,877	2,370,494
Randgold Resources Ltd. sponsored ADR	34,325	2,455,267
Turquoise Hill Resources Ltd. (a)	525,791	2,322,556
Walter Energy, Inc.	60,500	848,815
		14,820,279
Paper & Forest Products - 0.2%
Boise Cascade Co.	29,700	800,415
International Paper Co.	60,006	2,688,269
		3,488,684
TOTAL MATERIALS		56,609,758
TELECOMMUNICATION SERVICES - 0.5%
Diversified Telecommunication Services - 0.1%
CenturyLink, Inc.	68,851	2,160,544
Wireless Telecommunication Services - 0.4%
Megafon OJSC GDR	27,600	972,900
Mobile TeleSystems OJSC sponsored ADR	78,564	1,748,835
SBA Communications Corp. Class A (a)	29,858	2,402,375
SoftBank Corp.	30,900	2,145,928
Vodafone Group PLC	895,400	3,142,697
		10,412,735
TOTAL TELECOMMUNICATION SERVICES		12,573,279

	Shares	Value
UTILITIES - 1.3%
Electric Utilities - 0.5%
Edison International	86,605	$ 3,989,026
ITC Holdings Corp.	49,836	4,677,607
NextEra Energy, Inc.	18,477	1,481,116
Northeast Utilities	35,750	1,474,688
		11,622,437
Gas Utilities - 0.1%
National Fuel Gas Co.	45,402	3,121,842
Independent Power Producers & Energy Traders - 0.2%
The AES Corp.	378,129	5,025,334
Multi-Utilities - 0.5%
CenterPoint Energy, Inc.	35,580	852,853
PG&E Corp.	91,250	3,733,950
Sempra Energy	67,327	5,763,191
		10,349,994
TOTAL UTILITIES		30,119,607
TOTAL COMMON STOCKS (Cost $1,210,689,448)		1,496,628,043
Preferred Stocks - 0.2%

Convertible Preferred Stocks - 0.1%
INFORMATION TECHNOLOGY - 0.1%
IT Services - 0.0%
Unisys Corp. Series A, 6.25%	100	6,925
Software - 0.1%
Mobileye N.V. Series F (a)(i)	48,671	1,698,618
TOTAL INFORMATION TECHNOLOGY		1,705,543
Nonconvertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Volkswagen AG	13,500	3,182,410
TOTAL PREFERRED STOCKS (Cost $4,666,158)		4,887,953
Corporate Bonds - 0.4%
		Principal Amount (d)	Value
Convertible Bonds - 0.3%
ENERGY - 0.1%
Energy Equipment & Services - 0.0%
Cal Dive International, Inc. 5% 7/15/17 (f)		$ 355,000	$ 387,394
Vantage Drilling Co. 5.5% 7/15/43 (f)		630,000	664,650
			1,052,044
Oil, Gas & Consumable Fuels - 0.1%
Amyris, Inc. 3% 2/27/17		1,162,000	813,865
BPZ Energy, Inc. 8.5% 10/1/17		900,000	825,750
			1,639,615
TOTAL ENERGY			2,691,659
HEALTH CARE - 0.2%
Biotechnology - 0.2%
Exelixis, Inc. 4.25% 8/15/19		1,600,000	1,873,000
InterMune, Inc. 2.5% 12/15/17		490,000	688,254
Theravance, Inc. 2.125% 1/15/23		630,000	1,032,019
			3,593,273
INDUSTRIALS - 0.0%
Building Products - 0.0%
Aspen Aerogels, Inc. 8% 6/1/14 (i)		585,295	585,295
TOTAL CONVERTIBLE BONDS			6,870,227
Nonconvertible Bonds - 0.1%
FINANCIALS - 0.1%
Commercial Banks - 0.1%
Bank of Ireland 10% 7/30/16	EUR	960,000	1,366,244
TOTAL CORPORATE BONDS (Cost $7,526,986)			8,236,471
Fixed-Income Funds - 26.6%
	Shares
Fidelity High Income Central Fund 2 (h)	905,049	104,008,223
Fidelity VIP Investment Grade Central Fund (h)	4,815,186	501,020,064
TOTAL FIXED-INCOME FUNDS (Cost $582,706,580)		605,028,287
Money Market Funds - 7.0%
	Shares	Value
Fidelity Cash Central Fund, 0.10% (b)	153,177,878	$ 153,177,878
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	5,190,481	5,190,481
TOTAL MONEY MARKET FUNDS (Cost $158,368,359)		158,368,359
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $1,963,957,531)		2,273,149,113
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(3,173,366)
NET ASSETS - 100%		$ 2,269,975,747
Currency Abbreviations
EUR	-	European Monetary Unit
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Amount is stated in United States dollars unless otherwise noted.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,056,507 or 0.2% of net assets.

(g) Security or a portion of the security sold on a delayed delivery basis.

(h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,376,818 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Aspen Aerogels, Inc. 8% 6/1/14	6/1/11 - 12/31/12	$ 585,295
Mobileye N.V. Series F	8/15/13	$ 1,698,618
Velti PLC	4/19/13	$ 426,444
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 141,197
Fidelity High Income Central Fund 2	4,774,569
Fidelity Securities Lending Cash Central Fund	553,303
Fidelity VIP Investment Grade Central Fund	9,556,342
Total	$ 15,025,411
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity High Income Central Fund 2	$ 100,392,565	$ 4,774,569	$ -	$ 104,008,223	13.0%
Fidelity VIP Investment Grade Central Fund	468,607,407	55,236,139	-	501,020,064	12.2%
Total	$ 568,999,972	$ 60,010,708	$ -	$ 605,028,287
Other Information

The following is a summary of the inputs used, as of September 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Security Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 211,531,900	$ 211,531,900	$ -	$ -
Consumer Staples	149,336,312	136,097,931	13,238,381	-
Energy	157,078,888	157,078,888	-	-
Financials	234,549,694	229,496,862	5,052,831	1
Health Care	203,658,086	186,775,213	16,882,873	-
Industrials	185,868,116	182,603,300	3,264,816	-
Information Technology	260,190,356	258,398,833	92,905	1,698,618
Materials	56,609,758	56,609,758	-	-
Telecommunication Services	12,573,279	7,284,654	5,288,625	-
Utilities	30,119,607	30,119,607	-	-
Corporate Bonds	8,236,471	-	7,651,176	585,295
Fixed-Income Funds	605,028,287	605,028,287	-	-
Money Market Funds	158,368,359	158,368,359	-	-
Total Investments in Securities:	$ 2,273,149,113	$ 2,219,393,592	$ 51,471,607	$ 2,283,914

The following is a summary of transfers between Level 1 and Level 2 for the period ended September 30, 2013. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 0
Level 2 to Level 1	$ 40,025,664
Income Tax Information

At September 30, 2013, the cost of investment securities for income tax purposes was $1,963,403,916. Net unrealized appreciation aggregated $309,745,197, of which $357,919,853 related to appreciated investment securities and $48,174,656 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Growth Opportunities Portfolio

September 30, 2013

1.808783.109

VIPGRO-QTLY-1113

Investments September 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.9%
	Shares	Value
CONSUMER DISCRETIONARY - 19.5%
Auto Components - 0.2%
Tenneco, Inc. (a)	18,600	$ 939,300
Automobiles - 1.2%
Tesla Motors, Inc. (a)(d)	29,200	5,647,864
Hotels, Restaurants & Leisure - 3.2%
Arcos Dorados Holdings, Inc. Class A (d)	39,700	470,445
BJ's Restaurants, Inc. (a)(d)	21,300	611,736
Buffalo Wild Wings, Inc. (a)	12,700	1,412,494
Chipotle Mexican Grill, Inc. (a)	3,700	1,586,190
Chuys Holdings, Inc. (a)	21,800	782,402
Dunkin' Brands Group, Inc.	31,900	1,443,794
Las Vegas Sands Corp.	15,564	1,033,761
McDonald's Corp.	22,100	2,126,241
Starbucks Corp.	52,500	4,040,925
Starwood Hotels & Resorts Worldwide, Inc.	12,800	850,560
The Cheesecake Factory, Inc.	10,600	465,870
Wendy's Co. (d)	127,700	1,082,896
		15,907,314
Household Durables - 1.2%
Lennar Corp. Class A (d)	66,500	2,354,100
SodaStream International Ltd. (a)(d)	27,679	1,726,893
Toll Brothers, Inc. (a)	36,600	1,186,938
Tupperware Brands Corp.	7,100	613,227
		5,881,158
Internet & Catalog Retail - 1.7%
Amazon.com, Inc. (a)	17,800	5,564,992
priceline.com, Inc. (a)	2,200	2,224,090
Shutterfly, Inc. (a)	13,000	726,440
		8,515,522
Media - 3.8%
AMC Networks, Inc. Class A (a)	22,400	1,533,952
Comcast Corp. Class A	176,200	7,955,430
DIRECTV (a)	22,400	1,338,400
IMAX Corp. (a)	70,100	2,119,824
Lions Gate Entertainment Corp. (a)	39,400	1,380,970
News Corp. Class A (a)	7,175	115,231
The Walt Disney Co.	20,100	1,296,249
Twenty-First Century Fox, Inc. Class A	90,800	3,041,800
		18,781,856
Multiline Retail - 0.2%
J.C. Penney Co., Inc. (a)(d)	30,150	265,923
Target Corp.	14,100	902,118
		1,168,041
Specialty Retail - 3.3%
Abercrombie & Fitch Co. Class A	22,000	778,140
Bed Bath & Beyond, Inc. (a)	10,400	804,544
Cabela's, Inc. Class A (a)	17,100	1,077,813

	Shares	Value
CarMax, Inc. (a)	30,700	$ 1,488,029
DSW, Inc. Class A	7,800	665,496
Five Below, Inc. (a)(d)	20,900	914,375
GNC Holdings, Inc.	22,500	1,229,175
Home Depot, Inc.	34,700	2,631,995
Lumber Liquidators Holdings, Inc. (a)(d)	64,000	6,825,600
		16,415,167
Textiles, Apparel & Luxury Goods - 4.7%
Fifth & Pacific Companies, Inc. (a)	26,900	675,997
Fossil Group, Inc. (a)	27,600	3,208,224
lululemon athletica, Inc. (a)(d)	156,272	11,421,920
Michael Kors Holdings Ltd. (a)	32,200	2,399,544
NIKE, Inc. Class B	23,700	1,721,568
Prada SpA	74,100	717,984
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	24,100	749,751
Steven Madden Ltd. (a)	28,850	1,552,996
Under Armour, Inc. Class A (sub. vtg.) (a)	8,000	635,600
		23,083,584
TOTAL CONSUMER DISCRETIONARY		96,339,806
CONSUMER STAPLES - 9.7%
Beverages - 1.4%
Monster Beverage Corp. (a)	11,000	574,750
PepsiCo, Inc.	28,800	2,289,600
The Coca-Cola Co.	103,200	3,909,216
		6,773,566
Food & Staples Retailing - 3.2%
Costco Wholesale Corp.	40,300	4,639,336
CVS Caremark Corp.	66,400	3,768,200
Fresh Market, Inc. (a)	9,100	430,521
Wal-Mart Stores, Inc.	37,400	2,766,104
Walgreen Co.	42,200	2,270,360
Whole Foods Market, Inc.	32,900	1,924,650
		15,799,171
Food Products - 2.0%
Bunge Ltd.	10,100	766,691
Green Mountain Coffee Roasters, Inc. (a)(d)	101,500	7,645,995
Mead Johnson Nutrition Co. Class A	13,500	1,002,510
Mondelez International, Inc.	20,300	637,826
		10,053,022
Household Products - 0.6%
Procter & Gamble Co.	25,800	1,950,222
Svenska Cellulosa AB (SCA) (B Shares)	36,900	930,151
		2,880,373
Personal Products - 0.5%
Avon Products, Inc.	18,358	378,175
Herbalife Ltd.	28,800	2,009,376
		2,387,551
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Tobacco - 2.0%
Altria Group, Inc.	122,100	$ 4,194,135
Japan Tobacco, Inc.	6,600	237,928
Lorillard, Inc.	24,600	1,101,588
Philip Morris International, Inc.	52,400	4,537,316
		10,070,967
TOTAL CONSUMER STAPLES		47,964,650
ENERGY - 4.4%
Energy Equipment & Services - 1.6%
FMC Technologies, Inc. (a)	16,960	939,923
Halliburton Co.	19,500	938,925
National Oilwell Varco, Inc.	11,903	929,743
Schlumberger Ltd.	55,600	4,912,816
		7,721,407
Oil, Gas & Consumable Fuels - 2.8%
Anadarko Petroleum Corp.	12,000	1,115,880
Cabot Oil & Gas Corp.	25,600	955,392
Chesapeake Energy Corp. (d)	26,236	678,988
Concho Resources, Inc. (a)	11,300	1,229,553
Continental Resources, Inc. (a)	14,000	1,501,640
EOG Resources, Inc.	3,500	592,480
Hess Corp.	21,400	1,655,076
Noble Energy, Inc.	17,000	1,139,170
Occidental Petroleum Corp.	21,600	2,020,464
PDC Energy, Inc. (a)	9,200	547,768
Peabody Energy Corp.	22,600	389,850
Phillips 66 Co.	6,400	370,048
Pioneer Natural Resources Co.	4,900	925,120
Range Resources Corp.	2,100	159,369
Valero Energy Corp.	18,600	635,190
		13,915,988
TOTAL ENERGY		21,637,395
FINANCIALS - 3.8%
Capital Markets - 0.5%
BlackRock, Inc. Class A	1,700	460,054
Charles Schwab Corp.	54,900	1,160,586
Goldman Sachs Group, Inc.	4,009	634,264
T. Rowe Price Group, Inc.	5,200	374,036
		2,628,940
Commercial Banks - 0.3%
Signature Bank (a)	5,000	457,600
Wells Fargo & Co.	19,800	818,136
		1,275,736
Consumer Finance - 2.0%
American Express Co.	48,100	3,632,512
Discover Financial Services	119,300	6,029,422
		9,661,934

	Shares	Value
Diversified Financial Services - 0.8%
Bank of America Corp.	48,800	$ 673,440
BM&F Bovespa SA	125,629	701,749
Citigroup, Inc.	12,100	586,971
CME Group, Inc.	3,800	280,744
JPMorgan Chase & Co.	30,500	1,576,545
		3,819,449
Real Estate Investment Trusts - 0.1%
Simon Property Group, Inc.	4,587	679,931
Real Estate Management & Development - 0.1%
The St. Joe Co. (a)(d)	18,700	366,894
TOTAL FINANCIALS		18,432,884
HEALTH CARE - 20.5%
Biotechnology - 17.4%
ACADIA Pharmaceuticals, Inc. (a)	19,900	546,653
Agios Pharmaceuticals, Inc. (d)	12,389	346,396
Alexion Pharmaceuticals, Inc. (a)	6,300	731,808
Alkermes PLC (a)	214,200	7,201,404
Alnylam Pharmaceuticals, Inc. (a)	21,077	1,349,139
Amarin Corp. PLC ADR (a)(d)	44,700	282,504
Amgen, Inc.	32,900	3,682,826
Biogen Idec, Inc. (a)	6,800	1,637,168
Bluebird Bio, Inc. (d)	7,800	210,288
Celgene Corp. (a)	9,165	1,410,768
Celldex Therapeutics, Inc. (a)	34,800	1,232,964
Cepheid, Inc. (a)	22,000	858,880
Clovis Oncology, Inc. (a)	3,000	182,340
Elan Corp. PLC sponsored ADR (a)	88,300	1,375,714
Exelixis, Inc. (a)(d)	381,228	2,218,747
Gilead Sciences, Inc. (a)	83,400	5,240,856
ImmunoGen, Inc. (a)(d)	244,663	4,164,164
Immunomedics, Inc. (a)(d)	220,869	1,367,179
Insmed, Inc. (a)	44,000	686,840
InterMune, Inc. (a)	22,200	341,214
Intrexon Corp.	1,700	40,273
Ironwood Pharmaceuticals, Inc. Class A (a)	42,300	501,255
Isis Pharmaceuticals, Inc. (a)(d)	245,806	9,227,557
Lexicon Pharmaceuticals, Inc. (a)	1,673,963	3,967,292
Merrimack Pharmaceuticals, Inc. (a)(d)	89,800	341,240
Metabolix, Inc. (a)	54,405	68,550
NPS Pharmaceuticals, Inc. (a)	88,200	2,805,642
Prothena Corp. PLC (a)	14,102	285,283
Receptos, Inc.	15,800	410,326
Regeneron Pharmaceuticals, Inc. (a)	57,300	17,927,451
Regulus Therapeutics, Inc.	40,800	384,744
Rigel Pharmaceuticals, Inc. (a)	137,106	490,839
Seattle Genetics, Inc. (a)(d)	297,838	13,054,240
Transition Therapeutics, Inc. (a)	139,014	568,567
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Vertex Pharmaceuticals, Inc. (a)	11,400	$ 864,348
		86,005,459
Health Care Equipment & Supplies - 0.5%
Abbott Laboratories	14,700	487,893
Baxter International, Inc.	6,900	453,261
Cyberonics, Inc. (a)	11,000	558,140
Steris Corp.	26,200	1,125,552
		2,624,846
Health Care Providers & Services - 0.7%
Accretive Health, Inc. (a)	66,100	602,832
BioScrip, Inc. (a)	113,600	997,408
Catamaran Corp. (a)	5,700	261,855
Express Scripts Holding Co. (a)	20,026	1,237,206
McKesson Corp.	3,800	487,540
		3,586,841
Health Care Technology - 0.1%
athenahealth, Inc. (a)(d)	3,900	423,384
Life Sciences Tools & Services - 0.1%
Illumina, Inc. (a)(d)	3,300	266,739
Pharmaceuticals - 1.7%
AbbVie, Inc.	25,400	1,136,142
Actavis, Inc.	7,200	1,036,800
Allergan, Inc.	13,400	1,212,030
Auxilium Pharmaceuticals, Inc. (a)	37,300	679,979
Bristol-Myers Squibb Co.	38,700	1,791,036
Hospira, Inc. (a)	9,100	356,902
Johnson & Johnson	6,000	520,140
Questcor Pharmaceuticals, Inc.	31,300	1,815,400
		8,548,429
TOTAL HEALTH CARE		101,455,698
INDUSTRIALS - 5.9%
Aerospace & Defense - 0.9%
Honeywell International, Inc.	20,600	1,710,624
The Boeing Co.	21,700	2,549,750
		4,260,374
Air Freight & Logistics - 0.7%
FedEx Corp.	4,100	467,851
United Parcel Service, Inc. Class B	35,100	3,207,087
		3,674,938
Airlines - 1.1%
Delta Air Lines, Inc.	16,200	382,158
Southwest Airlines Co.	85,800	1,249,248
Spirit Airlines, Inc. (a)	53,200	1,823,164
United Continental Holdings, Inc. (a)	56,400	1,732,044
		5,186,614

	Shares	Value
Construction & Engineering - 0.1%
Quanta Services, Inc. (a)	16,641	$ 457,794
Electrical Equipment - 0.2%
Roper Industries, Inc.	6,200	823,794
Industrial Conglomerates - 0.9%
3M Co.	11,200	1,337,392
Danaher Corp.	39,300	2,724,276
General Electric Co.	24,900	594,861
		4,656,529
Machinery - 0.4%
Caterpillar, Inc.	12,000	1,000,440
Cummins, Inc.	5,200	690,924
ITT Corp.	3,650	131,218
Xylem, Inc.	11,000	307,230
		2,129,812
Road & Rail - 1.6%
CSX Corp.	52,900	1,361,646
Hertz Global Holdings, Inc. (a)	92,700	2,054,232
Kansas City Southern	2,000	218,720
Union Pacific Corp.	27,600	4,287,384
		7,921,982
TOTAL INDUSTRIALS		29,111,837
INFORMATION TECHNOLOGY - 34.2%
Communications Equipment - 2.0%
Infinera Corp. (a)(d)	248,400	2,809,404
QUALCOMM, Inc.	94,095	6,338,239
Riverbed Technology, Inc. (a)	20,000	291,800
ViaSat, Inc. (a)	9,100	580,125
		10,019,568
Computers & Peripherals - 4.3%
3D Systems Corp. (a)(d)	7,200	388,728
Apple, Inc.	39,242	18,708,624
Fusion-io, Inc. (a)(d)	99,600	1,333,644
SanDisk Corp.	7,900	470,129
Silicon Graphics International Corp. (a)	8,579	139,409
		21,040,534
Internet Software & Services - 9.4%
Akamai Technologies, Inc. (a)	5,200	268,840
Angie's List, Inc. (a)(d)	38,900	875,250
Benefitfocus, Inc.	700	34,412
Cornerstone OnDemand, Inc. (a)	25,000	1,286,000
eBay, Inc. (a)	85,200	4,753,308
Facebook, Inc. Class A (a)	235,596	11,836,343
Google, Inc. Class A (a)	22,830	19,997,025
LinkedIn Corp. (a)	3,100	762,786
Qihoo 360 Technology Co. Ltd. ADR (a)	17,600	1,464,320
Rackspace Hosting, Inc. (a)	22,700	1,197,652
Rocket Fuel, Inc.	200	10,748
Tencent Holdings Ltd.	24,400	1,279,790
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Trulia, Inc.	14,500	$ 681,935
Web.com Group, Inc. (a)	66,100	2,137,674
		46,586,083
IT Services - 3.6%
Cognizant Technology Solutions Corp. Class A (a)	20,632	1,694,300
IBM Corp.	19,000	3,518,420
MasterCard, Inc. Class A	7,700	5,180,406
Visa, Inc. Class A	38,100	7,280,910
		17,674,036
Semiconductors & Semiconductor Equipment - 6.4%
Applied Materials, Inc.	36,100	633,194
Applied Micro Circuits Corp. (a)	259,800	3,351,420
Broadcom Corp. Class A	24,200	629,442
Cavium, Inc. (a)	12,100	498,520
Cree, Inc. (a)	120,600	7,258,914
Cypress Semiconductor Corp. (d)	248,900	2,324,726
Intel Corp.	15,400	352,968
Mellanox Technologies Ltd. (a)	31,500	1,195,740
Nanoco Group PLC (a)(d)	78,800	217,506
NVIDIA Corp.	453,800	7,061,128
Rambus, Inc. (a)	237,200	2,229,680
Silicon Laboratories, Inc. (a)	126,900	5,419,899
Xilinx, Inc.	11,200	524,832
		31,697,969
Software - 8.5%
Adobe Systems, Inc. (a)	14,500	753,130
Citrix Systems, Inc. (a)	5,900	416,599
Concur Technologies, Inc. (a)	10,900	1,204,450
FireEye, Inc.	788	32,726
Interactive Intelligence Group, Inc. (a)	14,800	939,652
Intuit, Inc.	7,400	490,694
Microsoft Corp.	133,500	4,446,885
NetSuite, Inc. (a)	21,600	2,331,504
Oracle Corp.	54,500	1,807,765
QLIK Technologies, Inc. (a)	43,400	1,486,016
Red Hat, Inc. (a)	109,200	5,038,488
salesforce.com, Inc. (a)	367,496	19,076,717
ServiceNow, Inc. (a)	23,000	1,194,850
SolarWinds, Inc. (a)	16,900	592,514
Solera Holdings, Inc.	2,500	132,175
Splunk, Inc. (a)	7,400	444,296
TiVo, Inc. (a)	43,400	539,896

	Shares	Value
VMware, Inc. Class A (a)	4,600	$ 372,140
Workday, Inc. Class A	10,300	833,579
		42,134,076
TOTAL INFORMATION TECHNOLOGY		169,152,266
MATERIALS - 1.6%
Chemicals - 1.5%
E.I. du Pont de Nemours & Co.	16,500	966,240
Eastman Chemical Co.	5,400	420,660
Monsanto Co.	56,400	5,886,468
		7,273,368
Metals & Mining - 0.1%
Nucor Corp.	14,000	686,280
TOTAL MATERIALS		7,959,648
TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.3%
Verizon Communications, Inc.	28,800	1,343,808
Wireless Telecommunication Services - 0.0%
RingCentral, Inc.	800	14,416
Sprint Corp. (a)	42,926	266,570
		280,986
TOTAL TELECOMMUNICATION SERVICES		1,624,794
TOTAL COMMON STOCKS (Cost $291,432,514)		493,678,978
Preferred Stocks - 0.1%

Convertible Preferred Stocks - 0.1%
HEALTH CARE - 0.1%
Pharmaceuticals - 0.1%
aTyr Pharma, Inc. 8.00% (e)	112,697	285,011
Nonconvertible Preferred Stocks - 0.0%
HEALTH CARE - 0.0%
Pharmaceuticals - 0.0%
Equilibrate Asia Therapeutics Series D (e)	119,410	1,949
Equilibrate Worldwide Therapeutics Series D (e)	119,410	4,797
Neuropathic Worldwide Therapeutics Series D (e)	119,410	899
Oculus Worldwide Therapeutics Series D (e)	119,410	1,499
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
HEALTH CARE - continued
Pharmaceuticals - continued
Orchestrate U.S. Therapeutics, Inc. Series D (e)	119,410	$ 2,098
Orchestrate Worldwide Therapeutics Series D (e)	119,410	3,747
		14,989
TOTAL PREFERRED STOCKS (Cost $300,000)		300,000
Money Market Funds - 12.9%

Fidelity Cash Central Fund, 0.10% (b)	907,521	907,521
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	63,154,822	63,154,822
TOTAL MONEY MARKET FUNDS (Cost $64,062,343)		64,062,343
TOTAL INVESTMENT PORTFOLIO - 112.9% (Cost $355,794,857)		558,041,321
NET OTHER ASSETS (LIABILITIES) - (12.9)%		(63,748,967)
NET ASSETS - 100%		$ 494,292,354
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $300,000 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
aTyr Pharma, Inc. 8.00%	4/8/13	$ 285,011
Equilibrate Asia Therapeutics Series D	5/17/13	$ 1,949
Equilibrate Worldwide Therapeutics Series D	5/17/13	$ 4,797
Neuropathic Worldwide Therapeutics Series D	5/17/13	$ 899
Oculus Worldwide Therapeutics Series D	5/17/13	$ 1,499
Orchestrate U.S. Therapeutics, Inc. Series D	5/17/13	$ 2,098
Orchestrate Worldwide Therapeutics Series D	5/17/13	$ 3,747
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,483
Fidelity Securities Lending Cash Central Fund	244,404
Total	$ 246,887
Other Information

The following is a summary of the inputs used, as of September 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 96,339,806	$ 96,339,806	$ -	$ -
Consumer Staples	47,964,650	47,726,722	237,928	-
Energy	21,637,395	21,637,395	-	-
Financials	18,432,884	18,432,884	-	-
Health Care	101,755,698	101,455,698	-	300,000
Industrials	29,111,837	29,111,837	-	-
Information Technology	169,152,266	169,152,266	-	-
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Materials	$ 7,959,648	$ 7,959,648	$ -	$ -
Telecommunication Services	1,624,794	1,624,794	-	-
Money Market Funds	64,062,343	64,062,343	-	-
Total Investments in Securities:	$ 558,041,321	$ 557,503,393	$ 237,928	$ 300,000
Income Tax Information

At September 30, 2013, the cost of investment securities for income tax purposes was $356,707,476. Net unrealized appreciation aggregated $201,333,845, of which $220,431,760 related to appreciated investment securities and $19,097,915 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Mid Cap Portfolio

September 30, 2013

1.808785.109

VIPMID-QTLY-1113

Investments September 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value
CONSUMER DISCRETIONARY - 19.8%
Auto Components - 3.2%
BorgWarner, Inc.	59,300	$ 6,012,427
Delphi Automotive PLC	1,257,957	73,489,848
Dorman Products, Inc.	262,200	12,992,010
Gentex Corp.	453,704	11,610,285
Johnson Controls, Inc.	1,559,628	64,724,562
New Focus Auto Tech Holdings Ltd. (a)	3,095,675	263,431
Standard Motor Products, Inc.	672,497	21,627,504
Tenneco, Inc. (a)	1,523,876	76,955,738
TRW Automotive Holdings Corp. (a)	82,500	5,883,075
		273,558,880
Automobiles - 0.7%
Harley-Davidson, Inc.	827,803	53,178,065
Winnebago Industries, Inc. (a)	259,360	6,732,986
		59,911,051
Diversified Consumer Services - 2.3%
American Public Education, Inc. (a)	728,343	27,531,365
Grand Canyon Education, Inc. (a)	1,779,725	71,687,323
H&R Block, Inc.	2,095,374	55,862,671
New Oriental Education & Technology Group, Inc. sponsored ADR	420,827	10,478,592
Service Corp. International	1,570,078	29,234,852
Universal Technical Institute, Inc.	124,957	1,515,728
		196,310,531
Hotels, Restaurants & Leisure - 2.4%
AFC Enterprises, Inc. (a)	229,102	9,986,556
Bloomin' Brands, Inc. (a)	1,317,755	31,112,196
Brinker International, Inc.	849,820	34,443,205
Burger King Worldwide, Inc.	302,200	5,898,944
Choice Hotels International, Inc.	53,143	2,295,246
Fiesta Restaurant Group, Inc. (a)	95,964	3,614,004
Jubilant Foodworks Ltd. (a)	75,070	1,386,798
Papa John's International, Inc.	457,698	31,983,936
Ruth's Hospitality Group, Inc.	1,411,358	16,738,706
Texas Roadhouse, Inc. Class A	1,000,273	26,287,174
The Cheesecake Factory, Inc.	842,212	37,015,217
		200,761,982
Household Durables - 2.7%
ARNEST ONE Corp.	1,283,700	30,281,509
Harman International Industries, Inc.	941,159	62,332,961
Haseko Corp. (a)	1,632,100	11,751,857
Jarden Corp. (a)	1,054,548	51,040,123
Whirlpool Corp.	506,128	74,117,384
		229,523,834
Internet & Catalog Retail - 0.6%
HSN, Inc.	748,522	40,135,750
TripAdvisor, Inc. (a)	115,600	8,767,104
		48,902,854
Leisure Equipment & Products - 0.5%
Polaris Industries, Inc.	323,185	41,749,038

	Shares	Value
Media - 1.8%
Cinemark Holdings, Inc.	15,106	$ 479,464
Comcast Corp. Class A	69,255	3,126,863
Interpublic Group of Companies, Inc.	1,204,082	20,686,129
Naspers Ltd. Class N	71,900	6,648,723
Nexstar Broadcasting Group, Inc. Class A	204,690	9,109,728
Sinclair Broadcast Group, Inc. Class A	73,298	2,456,949
Time Warner, Inc.	1,527,092	100,497,925
Twenty-First Century Fox, Inc. Class A	185,165	6,203,028
		149,208,809
Multiline Retail - 0.3%
Dollar General Corp. (a)	453,721	25,617,088
Specialty Retail - 4.5%
Asbury Automotive Group, Inc. (a)	307,992	16,385,174
Cabela's, Inc. Class A (a)	332,460	20,954,954
CarMax, Inc. (a)	70,475	3,415,923
Conn's, Inc. (a)	161,922	8,102,577
CST Brands, Inc. (d)	1,859,777	55,421,355
Dick's Sporting Goods, Inc.	103,732	5,537,214
Express, Inc. (a)	906,300	21,379,617
Foot Locker, Inc.	641,423	21,769,897
Gap, Inc.	302,503	12,184,821
GNC Holdings, Inc.	396,104	21,639,162
Guess?, Inc.	341,103	10,181,925
Lithia Motors, Inc. Class A (sub. vtg.)	689,129	50,278,852
Murphy U.S.A., Inc.	152,100	6,143,319
Office Depot, Inc. (a)(d)	1,600,490	7,730,367
PetSmart, Inc.	272,987	20,817,989
Rent-A-Center, Inc.	365,495	13,925,360
Ross Stores, Inc.	63,953	4,655,778
Signet Jewelers Ltd.	445,782	31,940,280
Staples, Inc.	112,848	1,653,223
The Men's Wearhouse, Inc.	135,443	4,611,834
TJX Companies, Inc.	371,794	20,965,464
Tractor Supply Co.	330,000	22,166,100
Tsutsumi Jewelry Co. Ltd.	106,000	2,781,279
		384,642,464
Textiles, Apparel & Luxury Goods - 0.8%
G-III Apparel Group Ltd. (a)(e)	1,130,387	61,707,826
Page Industries Ltd.	24,388	1,711,933
VF Corp.	30,600	6,090,930
		69,510,689
TOTAL CONSUMER DISCRETIONARY		1,679,697,220
CONSUMER STAPLES - 3.9%
Beverages - 0.1%
Dr. Pepper Snapple Group, Inc.	212,704	9,533,393
Food & Staples Retailing - 1.4%
Kroger Co.	3,025,531	122,049,921
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - 2.3%
Archer Daniels Midland Co.	3,563,061	$ 131,263,163
Britannia Industries Ltd.	203,541	2,673,122
Green Mountain Coffee Roasters, Inc. (a)	670,799	50,531,289
Post Holdings, Inc. (a)	53,525	2,160,804
SunOpta, Inc. (a)	1,103,600	10,726,996
		197,355,374
Household Products - 0.1%
Energizer Holdings, Inc.	61,464	5,602,444
TOTAL CONSUMER STAPLES		334,541,132
ENERGY - 6.0%
Energy Equipment & Services - 2.3%
Dresser-Rand Group, Inc. (a)	78,770	4,915,248
Dril-Quip, Inc. (a)	101,863	11,688,779
Ensco PLC Class A	574,534	30,881,203
National Oilwell Varco, Inc.	751,782	58,721,692
Noble Corp.	1,069,755	40,404,646
Oceaneering International, Inc.	228,767	18,585,031
Oil States International, Inc. (a)	127,831	13,225,395
TETRA Technologies, Inc. (a)	1,068,485	13,388,117
		191,810,111
Oil, Gas & Consumable Fuels - 3.7%
Apache Corp.	297,229	25,306,077
Bonanza Creek Energy, Inc. (a)	451,539	21,791,272
Canadian Natural Resources Ltd.	336,352	10,570,083
Cimarex Energy Co.	314,652	30,332,453
Continental Resources, Inc. (a)	207,152	22,219,124
Denbury Resources, Inc. (a)	581,372	10,703,059
Emerald Oil, Inc. warrants 2/4/16 (a)	129,809	1
Energen Corp.	797,201	60,898,184
Energy XXI (Bermuda) Ltd.	738,305	22,296,811
Marathon Oil Corp.	630,044	21,975,935
Oasis Petroleum, Inc. (a)	625,064	30,709,394
Peabody Energy Corp.	182,803	3,153,352
Rosetta Resources, Inc. (a)	111,200	6,055,952
Suncor Energy, Inc.	602,800	21,553,443
Whiting Petroleum Corp. (a)	444,387	26,596,562
		314,161,702
TOTAL ENERGY		505,971,813
FINANCIALS - 12.5%
Capital Markets - 4.3%
Ameriprise Financial, Inc.	584,013	53,191,904
BlackRock, Inc. Class A	272,147	73,648,421
E*TRADE Financial Corp. (a)	467,500	7,713,750
Invesco Ltd.	1,649,377	52,615,126
Lazard Ltd. Class A	268,833	9,683,365

	Shares	Value
Marusan Securities Co. Ltd.	1,027,900	$ 8,648,609
Monex Group, Inc.	3,929,700	16,633,410
SEI Investments Co.	1,417,017	43,799,995
The Blackstone Group LP	2,309,863	57,492,490
Virtus Investment Partners, Inc. (a)	100,718	16,380,776
Waddell & Reed Financial, Inc. Class A	496,636	25,566,821
		365,374,667
Commercial Banks - 2.9%
BB&T Corp.	132,630	4,476,263
City National Corp.	139,977	9,330,867
Comerica, Inc.	492,769	19,370,749
Commerce Bancshares, Inc.	406,265	17,798,470
Cullen/Frost Bankers, Inc. (d)	76,461	5,394,324
East West Bancorp, Inc.	564,145	18,024,433
First Niagara Financial Group, Inc.	3,269,825	33,908,085
Huntington Bancshares, Inc.	6,662,516	55,032,382
Lakeland Financial Corp.	209,800	6,849,970
PrivateBancorp, Inc.	987,172	21,125,481
Shinsei Bank Ltd.	6,521,000	15,915,505
SunTrust Banks, Inc.	712,981	23,114,844
Synovus Financial Corp.	3,874,960	12,787,368
		243,128,741
Consumer Finance - 1.4%
American Express Co.	285,848	21,587,241
Credit Acceptance Corp. (a)	52,541	5,822,068
Credit Saison Co. Ltd.	553,900	15,083,553
Discover Financial Services	239,222	12,090,280
Hitachi Capital Corp.	161,500	3,902,734
SLM Corp.	2,330,763	58,035,999
		116,521,875
Diversified Financial Services - 1.1%
CRISIL Ltd.	124,492	2,343,548
McGraw-Hill Companies, Inc.	870,842	57,118,527
ORIX Corp.	2,104,000	34,396,036
The NASDAQ Stock Market, Inc.	111,900	3,590,871
		97,448,982
Insurance - 1.4%
Hanover Insurance Group, Inc.	241,251	13,346,005
Marsh & McLennan Companies, Inc.	831,906	36,229,506
Old Republic International Corp.	2,034,935	31,337,999
Protective Life Corp.	808,198	34,388,825
Reinsurance Group of America, Inc.	124,091	8,312,856
		123,615,191
Real Estate Management & Development - 0.8%
Altisource Asset Management Corp. (a)	36,715	19,293,365
Altisource Portfolio Solutions SA	289,637	40,552,076
Altisource Residential Corp. Class B	244,779	5,625,021
		65,470,462
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - 0.6%
Nationstar Mortgage Holdings, Inc. (a)(d)	903,440	$ 50,800,431
TOTAL FINANCIALS		1,062,360,349
HEALTH CARE - 11.3%
Biotechnology - 1.8%
Amgen, Inc.	229,954	25,741,051
Biogen Idec, Inc. (a)	63,800	15,360,488
Celgene Corp. (a)	140,860	21,682,580
Puma Biotechnology, Inc. (a)	34,350	1,843,221
United Therapeutics Corp. (a)	1,019,627	80,397,589
Vertex Pharmaceuticals, Inc. (a)	132,323	10,032,730
		155,057,659
Health Care Equipment & Supplies - 2.4%
Alere, Inc. (a)	174,707	5,340,793
Boston Scientific Corp. (a)	8,669,236	101,776,831
C.R. Bard, Inc.	183,011	21,082,867
Greatbatch, Inc. (a)	202,980	6,907,409
Hill-Rom Holdings, Inc.	481,791	17,262,572
Stryker Corp.	405,517	27,408,894
Trinity Biotech PLC sponsored ADR	913,954	19,887,639
		199,667,005
Health Care Providers & Services - 3.4%
Aetna, Inc.	688,848	44,100,049
AMN Healthcare Services, Inc. (a)	1,883,110	25,911,594
Centene Corp. (a)	251,231	16,068,735
Community Health Systems, Inc.	121,964	5,061,506
HCA Holdings, Inc.	1,341,735	57,359,171
Health Net, Inc. (a)	463,140	14,681,538
Healthways, Inc. (a)	1,067,292	19,755,575
MEDNAX, Inc. (a)	149,065	14,966,126
Miraca Holdings, Inc.	169,600	7,579,784
Omnicare, Inc.	289,954	16,092,447
Tenet Healthcare Corp. (a)	287,467	11,840,766
Universal Health Services, Inc. Class B	291,177	21,835,363
VCA Antech, Inc. (a)	1,231,204	33,808,862
		289,061,516
Health Care Technology - 0.1%
MedAssets, Inc. (a)	371,953	9,455,045
Life Sciences Tools & Services - 0.7%
Bruker BioSciences Corp. (a)	459,840	9,495,696
Thermo Fisher Scientific, Inc.	547,605	50,461,801
		59,957,497
Pharmaceuticals - 2.9%
Actavis, Inc.	450,770	64,910,880
Hospira, Inc. (a)	183,934	7,213,891
Jazz Pharmaceuticals PLC (a)	488,711	44,946,751
Mallinckrodt PLC (a)	329,650	14,534,269
Mylan, Inc. (a)	825,530	31,510,480

	Shares	Value
Salix Pharmaceuticals Ltd. (a)	85,762	$ 5,735,763
Santarus, Inc. (a)	461,018	10,405,176
Valeant Pharmaceuticals International, Inc. (Canada) (a)	584,799	60,975,111
		240,232,321
TOTAL HEALTH CARE		953,431,043
INDUSTRIALS - 16.5%
Aerospace & Defense - 1.3%
BE Aerospace, Inc. (a)	549,718	40,580,183
Esterline Technologies Corp. (a)	314,463	25,122,449
Hexcel Corp. (a)	623,947	24,209,144
Textron, Inc.	723,400	19,973,074
		109,884,850
Airlines - 1.6%
Copa Holdings SA Class A	256,987	35,636,387
Delta Air Lines, Inc.	999,852	23,586,509
Southwest Airlines Co.	2,029,417	29,548,312
Spirit Airlines, Inc. (a)	1,425,413	48,848,904
		137,620,112
Building Products - 0.4%
A.O. Smith Corp.	653,211	29,525,137
Commercial Services & Supplies - 0.9%
G&K Services, Inc. Class A	312,993	18,901,647
Mine Safety Appliances Co.	14,300	738,023
Performant Financial Corp. (a)	435,622	4,756,992
Republic Services, Inc.	572,111	19,085,623
Steelcase, Inc. Class A	650,677	10,814,252
UniFirst Corp.	156,347	16,325,754
West Corp.	213,269	4,728,174
		75,350,465
Construction & Engineering - 2.0%
AECOM Technology Corp. (a)	338,546	10,586,333
Chicago Bridge & Iron Co. NV	281,902	19,104,499
Dycom Industries, Inc. (a)	423,544	11,854,997
Fluor Corp.	755,113	53,582,818
Foster Wheeler AG (a)	227,736	5,998,566
Jacobs Engineering Group, Inc. (a)	845,933	49,216,382
URS Corp.	399,173	21,455,549
		171,799,144
Electrical Equipment - 1.1%
AMETEK, Inc.	169,363	7,794,085
Babcock & Wilcox Co.	973,290	32,819,339
EnerSys	157,253	9,534,249
Generac Holdings, Inc.	1,030,372	43,935,062
		94,082,735
Industrial Conglomerates - 0.0%
Max India Ltd.	192,857	591,143
Machinery - 4.0%
AGCO Corp.	434,277	26,239,016
Crane Co.	181,491	11,192,550
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Cummins, Inc.	340,250	$ 45,209,018
Harsco Corp.	1,624,002	40,437,650
IDEX Corp.	112,700	7,353,675
Ingersoll-Rand PLC	1,322,828	85,904,450
ITT Corp.	24,658	886,455
Manitowoc Co., Inc.	1,037,839	20,320,888
Snap-On, Inc.	377,127	37,524,137
SPX Corp.	286,151	24,219,821
TriMas Corp. (a)	10,000	373,000
Wabtec Corp.	350,160	22,014,559
Watts Water Technologies, Inc. Class A	113,402	6,392,471
Woodward, Inc.	218,400	8,917,272
		336,984,962
Professional Services - 3.3%
Corporate Executive Board Co.	164,784	11,966,614
Dun & Bradstreet Corp.	639,994	66,463,377
Equifax, Inc.	17,443	1,043,964
Insperity, Inc.	203,601	7,655,398
Kelly Services, Inc. Class A (non-vtg.)	443,260	8,630,272
Manpower, Inc.	1,413,443	102,813,844
Randstad Holding NV	204,900	11,542,565
Towers Watson & Co.	514,392	55,019,368
TrueBlue, Inc. (a)	579,653	13,917,469
		279,052,871
Road & Rail - 1.7%
Con-way, Inc.	1,530,606	65,953,813
Hertz Global Holdings, Inc. (a)	1,005,902	22,290,788
J.B. Hunt Transport Services, Inc.	239,455	17,463,453
Old Dominion Freight Lines, Inc. (a)	243,514	11,199,209
Roadrunner Transportation Systems, Inc. (a)	652,193	18,417,930
Ryder System, Inc.	170,200	10,160,940
		145,486,133
Trading Companies & Distributors - 0.2%
United Rentals, Inc. (a)	322,525	18,799,982
TOTAL INDUSTRIALS		1,399,177,534
INFORMATION TECHNOLOGY - 23.4%
Communications Equipment - 1.1%
Brocade Communications Systems, Inc. (a)	1,605,272	12,922,440
F5 Networks, Inc. (a)	115,329	9,890,615
Juniper Networks, Inc. (a)	2,836,321	56,329,335
Plantronics, Inc.	185,910	8,561,156
Polycom, Inc. (a)	270,600	2,954,952
		90,658,498
Computers & Peripherals - 0.9%
Cray, Inc. (a)	798,420	19,217,969

	Shares	Value
EMC Corp.	2,174,188	$ 55,572,245
Gemalto NV	12,253	1,315,675
		76,105,889
Electronic Equipment & Components - 4.0%
Arrow Electronics, Inc. (a)	1,503,709	72,974,998
Avnet, Inc.	689,234	28,747,950
Benchmark Electronics, Inc. (a)	319,941	7,323,449
CDW Corp. (a)	890,764	20,336,142
Flextronics International Ltd. (a)	6,817,438	61,970,511
InvenSense, Inc. (a)(d)	1,228,475	21,645,730
Jabil Circuit, Inc.	1,218,791	26,423,389
Plexus Corp. (a)	13,811	513,769
TE Connectivity Ltd.	1,792,272	92,803,844
Tech Data Corp. (a)	167,990	8,384,381
		341,124,163
Internet Software & Services - 1.1%
Mail.Ru Group Ltd. GDR (Reg. S)	400,800	15,310,560
Stamps.com, Inc. (a)	257,037	11,805,709
Tencent Holdings Ltd.	136,200	7,143,743
Web.com Group, Inc. (a)	605,536	19,583,034
Yahoo!, Inc. (a)	1,250,916	41,480,375
		95,323,421
IT Services - 8.4%
Alliance Data Systems Corp. (a)(d)	393,367	83,185,319
Blackhawk Network Holdings, Inc. (d)	222,300	5,341,869
Computer Task Group, Inc.	198,995	3,215,759
Euronet Worldwide, Inc. (a)	1,873,880	74,580,424
Fidelity National Information Services, Inc.	1,435,947	66,685,379
Fiserv, Inc. (a)	833,707	84,246,092
FleetCor Technologies, Inc. (a)	789,670	86,990,047
Gartner, Inc. Class A (a)	239,044	14,342,640
Genpact Ltd.	314,388	5,935,645
Global Payments, Inc.	205,650	10,504,602
Heartland Payment Systems, Inc. (d)	908,235	36,075,094
Jack Henry & Associates, Inc.	74,894	3,865,279
NeuStar, Inc. Class A (a)	568,932	28,150,755
Sapient Corp. (a)	3,270,719	50,925,095
Teletech Holdings, Inc. (a)	1,689,082	42,379,067
Total System Services, Inc.	2,049,387	60,292,966
Vantiv, Inc. (a)	719,211	20,094,755
Visa, Inc. Class A	164,428	31,422,191
		708,232,978
Semiconductors & Semiconductor Equipment - 4.6%
Advanced Energy Industries, Inc. (a)	889,209	15,578,942
ASML Holding NV	141,589	13,983,330
Avago Technologies Ltd.	848,219	36,575,203
Freescale Semiconductor Holdings I Ltd. (a)(d)	2,813,362	46,842,477
Integrated Device Technology, Inc. (a)	1,918,916	18,076,189
International Rectifier Corp. (a)	454,656	11,261,829
KLA-Tencor Corp.	215,702	13,125,467
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Lam Research Corp. (a)	714,571	$ 36,578,889
LSI Corp.	3,995,211	31,242,550
Marvell Technology Group Ltd.	1,200	13,800
Microchip Technology, Inc. (d)	150,091	6,047,166
NVIDIA Corp.	2,904,633	45,196,089
NXP Semiconductors NV (a)	1,606,090	59,762,609
PDF Solutions, Inc. (a)	1,002,514	21,303,423
PMC-Sierra, Inc. (a)	1,339,878	8,869,992
Skyworks Solutions, Inc. (a)	942,121	23,402,286
Teradyne, Inc. (a)	97,317	1,607,677
		389,467,918
Software - 3.3%
Activision Blizzard, Inc.	1,295,500	21,595,985
Compuware Corp.	1,310,271	14,675,035
Electronic Arts, Inc. (a)	3,040,190	77,676,855
Intuit, Inc.	615,197	40,793,713
Mentor Graphics Corp.	2,826,967	66,066,219
SS&C Technologies Holdings, Inc. (a)	167,721	6,390,170
Symantec Corp.	1,650,871	40,859,057
Take-Two Interactive Software, Inc. (a)	649,910	11,802,366
		279,859,400
TOTAL INFORMATION TECHNOLOGY		1,980,772,267
MATERIALS - 4.5%
Chemicals - 2.0%
Albemarle Corp.	751,840	47,320,810
Ashland, Inc.	256,538	23,724,634
Landec Corp. (a)	418,717	5,108,347
LyondellBasell Industries NV Class A	461,413	33,789,274
Methanex Corp.	247,800	12,721,386
Olin Corp.	799,369	18,441,443
PolyOne Corp.	857,867	26,345,096
W.R. Grace & Co. (a)	41,656	3,640,734
		171,091,724
Containers & Packaging - 0.7%
Packaging Corp. of America	379,152	21,645,788
Rock-Tenn Co. Class A	402,316	40,742,541
		62,388,329
Metals & Mining - 1.1%
Centerra Gold, Inc.	1,657,400	7,755,612
Goldcorp, Inc.	821,950	21,385,622
IAMGOLD Corp.	1,230,339	5,876,674
Kinross Gold Corp.	1,287,900	6,489,201
New Gold, Inc. (a)	2,823,220	16,828,863
Osisko Mining Corp. (a)	4,617,200	23,353,829
Yamana Gold, Inc. (d)	626,471	6,513,766
		88,203,567

	Shares	Value
Paper & Forest Products - 0.7%
Boise Cascade Co.	595,398	$ 16,045,976
International Paper Co.	746,634	33,449,203
P.H. Glatfelter Co.	219,413	5,939,510
		55,434,689
TOTAL MATERIALS		377,118,309
UTILITIES - 0.6%
Electric Utilities - 0.5%
ITC Holdings Corp.	475,830	44,661,404
Gas Utilities - 0.1%
UGI Corp.	108,078	4,229,092
TOTAL UTILITIES		48,890,496
TOTAL COMMON STOCKS (Cost $6,835,453,322)		8,341,960,163
Nonconvertible Preferred Stocks - 0.2%

FINANCIALS - 0.2%
Consumer Finance - 0.1%
Ally Financial, Inc. 7.00% (f)	6,877	6,567,535
Diversified Financial Services - 0.1%
GMAC Capital Trust I Series 2, 8.125%	402,766	10,773,991
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $13,367,886)		17,341,526
Money Market Funds - 1.9%

Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c) (Cost $161,782,920)	161,782,920	161,782,920
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $7,010,604,128)		8,521,084,609
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(53,683,797)
NET ASSETS - 100%		$ 8,467,400,812
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,567,535 or 0.1% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 179,663
Fidelity Securities Lending Cash Central Fund	408,260
Total	$ 587,923
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
American Public Education, Inc.	$ 24,902,792	$ 10,198,246	$ 7,812,184	$ -	$ -
Computer Task Group, Inc.	14,011,377	4,598,561	14,582,881	116,965	-
G-III Apparel Group Ltd.	-	49,017,171	920,372	-	61,707,826
Sonic Automotive, Inc. Class A (sub. vtg.)	42,873,403	12,225,178	56,939,568	98,155	-
Total	$ 81,787,572	$ 76,039,156	$ 80,255,005	$ 215,120	$ 61,707,826
Other Information

The following is a summary of the inputs used, as of September 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,679,697,220	$ 1,634,882,575	$ 44,814,645	$ -
Consumer Staples	334,541,132	334,541,132	-	-
Energy	505,971,813	505,971,812	1	-
Financials	1,079,701,875	978,554,493	101,147,382	-
Health Care	953,431,043	945,851,259	7,579,784	-
Industrials	1,399,177,534	1,399,177,534	-	-
Information Technology	1,980,772,267	1,980,772,267	-	-
Materials	377,118,309	377,118,309	-	-
Utilities	48,890,496	48,890,496	-	-
Money Market Funds	161,782,920	161,782,920	-	-
Total Investments in Securities:	$ 8,521,084,609	$ 8,367,542,797	$ 153,541,812	$ -
Income Tax Information

At September 30, 2013, the cost of investment securities for income tax purposes was $7,033,758,343. Net unrealized appreciation aggregated $1,487,326,266, of which $1,616,035,828 related to appreciated investment securities and $128,709,562 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Value Strategies Portfolio

September 30, 2013

1.808798.109

VIPVS-QTLY-1113

Investments September 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.4%
	Shares	Value
CONSUMER DISCRETIONARY - 23.6%
Auto Components - 4.2%
Delphi Automotive PLC	241,931	$ 14,133,609
Tenneco, Inc. (a)	51,076	2,579,338
TRW Automotive Holdings Corp. (a)	27,800	1,982,418
		18,695,365
Automobiles - 4.2%
Bayerische Motoren Werke AG (BMW)	11,032	1,186,061
General Motors Co. (a)	455,564	16,386,637
Volkswagen AG	5,739	1,301,636
		18,874,334
Diversified Consumer Services - 0.9%
Service Corp. International	226,500	4,217,430
Hotels, Restaurants & Leisure - 1.5%
Cedar Fair LP (depositary unit)	70,580	3,077,288
Wyndham Worldwide Corp.	62,033	3,782,152
		6,859,440
Household Durables - 3.4%
Lennar Corp. Class A (d)	131,814	4,666,216
PulteGroup, Inc.	231,111	3,813,332
Ryland Group, Inc. (d)	46,100	1,868,894
Standard Pacific Corp. (a)	579,350	4,582,659
		14,931,101
Leisure Equipment & Products - 0.9%
Hasbro, Inc.	82,803	3,903,333
Media - 1.8%
Omnicom Group, Inc.	37,288	2,365,551
Regal Entertainment Group Class A (d)	112,700	2,139,046
Valassis Communications, Inc.	116,311	3,359,062
		7,863,659
Multiline Retail - 2.9%
Target Corp.	116,091	7,427,502
The Bon-Ton Stores, Inc. (d)	515,592	5,439,496
		12,866,998
Specialty Retail - 3.8%
Asbury Automotive Group, Inc. (a)	106,659	5,674,259
GameStop Corp. Class A (d)	225,387	11,190,465
		16,864,724
TOTAL CONSUMER DISCRETIONARY		105,076,384
CONSUMER STAPLES - 5.8%
Beverages - 2.3%
Cott Corp.	1,352,061	10,382,799
Food & Staples Retailing - 1.0%
CVS Caremark Corp.	73,600	4,176,800
Food Products - 1.7%
Bunge Ltd.	16,500	1,252,515
Calavo Growers, Inc.	70,572	2,134,097

	Shares	Value
ConAgra Foods, Inc.	42,100	$ 1,277,314
SunOpta, Inc. (a)	305,715	2,971,551
		7,635,477
Household Products - 0.8%
Procter & Gamble Co.	44,100	3,333,519
TOTAL CONSUMER STAPLES		25,528,595
ENERGY - 5.1%
Energy Equipment & Services - 0.6%
Halliburton Co.	57,000	2,744,550
Oil, Gas & Consumable Fuels - 4.5%
Alpha Natural Resources, Inc. (a)	410,941	2,449,208
Denbury Resources, Inc. (a)	470,820	8,667,796
HollyFrontier Corp.	47,500	2,000,225
Marathon Oil Corp.	46,900	1,635,872
The Williams Companies, Inc.	47,000	1,708,920
Valero Energy Corp.	101,600	3,469,640
		19,931,661
TOTAL ENERGY		22,676,211
FINANCIALS - 10.9%
Commercial Banks - 3.8%
Regions Financial Corp.	241,537	2,236,633
U.S. Bancorp	267,716	9,793,051
Wells Fargo & Co.	117,130	4,839,812
		16,869,496
Diversified Financial Services - 3.2%
Bank of America Corp.	1,041,487	14,372,521
Insurance - 3.6%
AFLAC, Inc.	170,714	10,582,561
American International Group, Inc.	62,602	3,044,335
Unum Group	73,040	2,223,338
		15,850,234
Real Estate Investment Trusts - 0.3%
Host Hotels & Resorts, Inc.	62,200	1,099,074
TOTAL FINANCIALS		48,191,325
HEALTH CARE - 14.5%
Health Care Equipment & Supplies - 4.9%
Alere, Inc. (a)	91,700	2,803,269
Boston Scientific Corp. (a)	554,200	6,506,308
C.R. Bard, Inc.	23,400	2,695,680
St. Jude Medical, Inc.	143,800	7,713,432
Zimmer Holdings, Inc.	27,200	2,234,208
		21,952,897
Health Care Providers & Services - 2.1%
DaVita, Inc. (a)	49,204	2,799,708
Universal Health Services, Inc. Class B	86,586	6,493,084
		9,292,792
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Life Sciences Tools & Services - 1.2%
Agilent Technologies, Inc.	56,100	$ 2,875,125
PerkinElmer, Inc.	64,400	2,431,100
		5,306,225
Pharmaceuticals - 6.3%
Johnson & Johnson	58,300	5,054,027
Merck & Co., Inc.	121,300	5,775,093
Sanofi SA sponsored ADR	337,856	17,105,649
		27,934,769
TOTAL HEALTH CARE		64,486,683
INDUSTRIALS - 6.6%
Aerospace & Defense - 3.8%
Alliant Techsystems, Inc.	54,000	5,268,240
Esterline Technologies Corp. (a)	55,878	4,464,093
Honeywell International, Inc.	43,300	3,595,632
Textron, Inc.	68,133	1,881,152
United Technologies Corp.	14,700	1,584,954
		16,794,071
Building Products - 0.3%
Armstrong World Industries, Inc. (a)	23,378	1,284,855
Electrical Equipment - 0.3%
Regal-Beloit Corp.	19,300	1,311,049
Machinery - 2.2%
Blount International, Inc. (a)	93,096	1,127,393
Deere & Co.	33,400	2,718,426
Ingersoll-Rand PLC	64,600	4,195,124
Stanley Black & Decker, Inc.	22,580	2,045,071
		10,086,014
TOTAL INDUSTRIALS		29,475,989
INFORMATION TECHNOLOGY - 13.3%
Communications Equipment - 0.3%
Cisco Systems, Inc.	63,500	1,487,170
Computers & Peripherals - 2.7%
Apple, Inc.	25,120	11,975,960
IT Services - 0.5%
Fidelity National Information Services, Inc.	51,440	2,388,874
Semiconductors & Semiconductor Equipment - 4.9%
Fairchild Semiconductor International, Inc. (a)	94,400	1,311,216
Intersil Corp. Class A	99,057	1,112,410
KLA-Tencor Corp.	53,120	3,232,352
MagnaChip Semiconductor Corp. (a)	303,800	6,540,814
Micron Technology, Inc. (a)	282,842	4,941,250

	Shares	Value
ON Semiconductor Corp. (a)	369,691	$ 2,698,744
Spansion, Inc. Class A (a)	190,457	1,921,711
		21,758,497
Software - 4.9%
Microsoft Corp.	133,276	4,439,424
Nuance Communications, Inc. (a)	46,200	863,709
Symantec Corp.	657,029	16,261,468
		21,564,601
TOTAL INFORMATION TECHNOLOGY		59,175,102
MATERIALS - 9.5%
Chemicals - 9.1%
Ashland, Inc.	25,800	2,385,984
Axiall Corp.	25,339	957,561
LyondellBasell Industries NV Class A	371,308	27,190,880
PPG Industries, Inc.	46,788	7,816,403
W.R. Grace & Co. (a)	25,972	2,269,953
		40,620,781
Metals & Mining - 0.4%
Carpenter Technology Corp.	26,404	1,534,336
TOTAL MATERIALS		42,155,117
TELECOMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 1.0%
Level 3 Communications, Inc. (a)	173,265	4,624,443
UTILITIES - 5.1%
Electric Utilities - 1.0%
FirstEnergy Corp.	71,831	2,618,240
NextEra Energy, Inc.	21,000	1,683,360
		4,301,600
Independent Power Producers & Energy Traders - 2.7%
Calpine Corp. (a)	255,437	4,963,141
The AES Corp.	523,892	6,962,525
		11,925,666
Multi-Utilities - 1.4%
Alliant Energy Corp.	33,900	1,679,745
Sempra Energy	55,761	4,773,142
		6,452,887
TOTAL UTILITIES		22,680,153
TOTAL COMMON STOCKS (Cost $304,705,199)		424,070,002
Nonconvertible Bonds - 0.4%
	Principal Amount	Value
ENERGY - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Alpha Natural Resources, Inc. 6.25% 6/1/21	$ 2,330,000	$ 1,910,600
TOTAL NONCONVERTIBLE BONDS (Cost $1,937,407)		1,910,600
Money Market Funds - 6.6%
	Shares
Fidelity Cash Central Fund, 0.10% (b)	20,314,527	20,314,527
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	8,773,100	8,773,100
TOTAL MONEY MARKET FUNDS (Cost $29,087,627)		29,087,627
TOTAL INVESTMENT PORTFOLIO - 102.4% (Cost $335,730,233)		455,068,229
NET OTHER ASSETS (LIABILITIES) - (2.4)%		(10,630,810)
NET ASSETS - 100%		$ 444,437,419
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 38,653
Fidelity Securities Lending Cash Central Fund	105,356
Total	$ 144,009
Other Information

The following is a summary of the inputs used, as of September 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 105,076,384	$ 105,076,384	$ -	$ -
Consumer Staples	25,528,595	25,528,595	-	-
Energy	22,676,211	22,676,211	-	-
Financials	48,191,325	48,191,325	-	-
Health Care	64,486,683	64,486,683	-	-
Industrials	29,475,989	29,475,989	-	-
Information Technology	59,175,102	59,175,102	-	-
Materials	42,155,117	42,155,117	-	-
Telecommunication Services	4,624,443	4,624,443	-	-
Utilities	22,680,153	22,680,153	-	-
Corporate Bonds	1,910,600	-	1,910,600	-
Money Market Funds	29,087,627	29,087,627	-	-
Total Investments in Securities:	$ 455,068,229	$ 453,157,629	$ 1,910,600	$ -
Income Tax Information

At September 30, 2013, the cost of investment securities for income tax purposes was $335,980,055. Net unrealized appreciation aggregated $119,088,174, of which $128,773,479 related to appreciated investment securities and $9,685,305 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund III's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund III

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	November 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	November 29, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	November 29, 2013